UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2009

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	7

Statements of operations	34

Statements of changes in net assets	36

Financial highlights	42

Notes to financial statements	60

About the organization	73

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$993.40	0.95%	$4.70
Class B	1,000.00	989.70	1.70%	8.39
Class C	1,000.00	989.80	1.70%	8.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50

The expenses in the table above includes interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs.

See Notes 1 and 7 in “Notes to financial statements.”

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,005.60	0.75%	$3.73
Class B	1,000.00	1,001.40	1.60%	7.94
Class C	1,000.00	1,001.40	1.60%	7.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$957.70	0.89%	$4.32
Class B	1,000.00	955.20	1.64%	7.95
Class C	1,000.00	954.20	1.64%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.87%
Corporate-Backed Revenue Bonds	3.39%
Education Revenue Bonds	4.73%
Electric Revenue Bonds	6.62%
Escrowed to Maturity Bonds	9.16%
Health Care Revenue Bonds	9.89%
Housing Revenue Bonds	5.76%
Lease Revenue Bonds	3.53%
Local General Obligation Bonds	22.58%
Pre-Refunded Bonds	20.93%
Special Tax Revenue Bonds	2.46%
State General Obligation Bonds	6.19%
Transportation Revenue Bonds	1.15%
Water & Sewer Revenue Bonds	0.48%
Short-Term Investments	1.69%
Total Value of Securities	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.01%
AA	24.22%
A	21.19%
BBB	8.41%
BB	0.76%
Not Rated	5.41%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

4

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.49%
Corporate-Backed Revenue Bonds	2.11%
Education Revenue Bonds	10.69%
Electric Revenue Bonds	5.24%
Escrowed to Maturity Bond	1.62%
Health Care Revenue Bonds	8.00%
Housing Revenue Bonds	5.00%
Lease Revenue Bonds	2.38%
Local General Obligation Bonds	29.36%
Pre-Refunded Bonds	9.46%
Special Tax Revenue Bonds	7.16%
State General Obligation Bonds	9.08%
Transportation Revenue Bonds	1.74%
Water & Sewer Revenue Bonds	5.65%
Short-Term Investments	1.26%
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	50.13%
AA	24.93%
A	10.75%
BBB	8.85%
Not Rated	5.34%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

5

Sector allocations and credit quality breakdowns
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.94%
Corporate-Backed Revenue Bonds	2.81%
Education Revenue Bonds	8.87%
Electric Revenue Bonds	6.47%
Health Care Revenue Bonds	24.29%
Housing Revenue Bonds	12.29%
Lease Revenue Bonds	1.10%
Local General Obligation Bonds	11.22%
Pre-Refunded Bonds	12.59%
Special Tax Revenue Bonds	7.32%
State General Obligation Bonds	3.45%
Transportation Revenue Bonds	1.51%
Water & Sewer Revenue Bonds	5.02%
Short-Term Investments	1.83%
Total Value of Securities	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	22.90%
AA	22.26%
A	22.81%
BBB	16.62%
BB	0.90%
Not Rated	14.51%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.87%
Corporate-Backed Revenue Bonds – 3.39%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$4,299,230
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	6,542,960
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	4,531,907
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,516,875
		19,890,972
Education Revenue Bonds – 4.73%
Minnesota Colleges & Universities
Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,243,040
5.00% 10/1/28	8,900,000	9,097,047
5.00% 10/1/29 (MBIA)	5,665,000	5,740,911
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,119,500
Series 6-J1 5.00% 5/1/36	2,225,000	1,664,411
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	2,500,000	1,876,075
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,009,900
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,039,260
		27,790,144
Electric Revenue Bonds – 6.62%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	2,888,640
Minnesota State Municipal Power Agency Electric
Revenue 5.00% 10/1/35	3,000,000	2,884,680
Series A 5.00% 10/1/34	6,250,000	6,014,063
Series A 5.125% 10/1/29	3,000,000	2,919,870
Northern Municipal Power Agency Electric System
Revenue Refunding
Series A 5.00% 1/1/14 (ASSURED GTY)	1,000,000	1,070,870
Series A 5.00% 1/1/16 (ASSURED GTY)	3,000,000	3,230,010
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,515,225

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	$1,000,000	$944,930
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/14 (AMBAC)	4,000,000	4,353,880
5.25% 1/1/15 (AMBAC)	8,900,000	9,750,840
^Capital Appreciation 4.44% 1/1/25 (MBIA)	5,000,000	2,300,550
		38,873,558
Escrowed to Maturity Bonds – 9.16%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (MBIA) (AMT)	405,000	543,170
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,584,430
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,425,911
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,047,499
University of Minnesota
5.75% 7/1/18	3,840,000	4,707,110
Series A 5.50% 7/1/21	12,500,000	14,013,625
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	440,000	462,101
9.75% 1/1/16 (MBIA)	715,000	1,004,639
		53,788,485
Health Care Revenue Bonds – 9.89%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	998,475
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	1,802,493
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	672,216
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,337,150

8

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	$2,950,000	$2,435,019
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	734,853
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,221,259
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,178,000
5.00% 11/15/34 (AMBAC)	10,750,000	9,058,702
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	595,667
5.875% 12/1/29	1,000,000	865,440
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,309,748
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (MBIA)	180,000	163,089
6.375% 11/15/29	15,000	14,947
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	2,904,571
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,693,000
5.25% 9/1/34	7,000,000	5,542,040
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	948,825
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.50% 7/1/23	3,000,000	2,958,810
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	5,720,000	5,533,585
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	5,881,155

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/35	$4,340,000	$3,048,373
Series A 5.70% 11/1/15	1,150,000	1,037,346
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	314,950
5.375% 5/1/43	500,000	295,330
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	788,550
Washington County Housing & Redevelopment
Authority Revenue (Health East Project)
5.50% 11/15/27	1,000,000	736,440
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,029,750
5.00% 2/1/25 (FSA)	1,000,000	1,009,150
		58,108,933
Housing Revenue Bonds – 5.76%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	921,250
Dakota County Housing & Redevelopment Authority
Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	128,000	128,022
@Hutchinson Multifamily Housing Revenue
(Evergreen Apartments Project)
5.75% 11/1/28 (HUD Section 8)	785,000	545,245
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,392,900
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	750,000	656,025
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	8,000,000	7,364,079
(Sumner Field) Series A
5.50% 11/20/26 (GNMA) (AMT)	920,000	917,847
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD Section 8)	1,610,000	1,452,655

10

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	$1,495,000	$1,497,631
Minnesota Housing Finance Agency
Residential Housing
Series A 5.30% 7/1/19	490,000	500,403
Series B-1 5.35% 1/1/33 (AMT)	2,795,000	2,575,872
Series D 4.80% 7/1/38 (AMT)	2,500,000	2,088,025
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,684,140
Series I 5.15% 7/1/38 (AMT)	5,540,000	4,921,016
Series M 4.875% 7/1/37 (AMT)	4,500,000	3,819,240
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	350,000	350,340
@St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling Heights
Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	803,080
@Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	930,000	705,675
White Bear Lake Multifamily Revenue Refunding
(Lake Square) Series A 5.875% 2/1/15 (FHA)	795,000	796,336
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	810,000	688,775
		33,808,556
Lease Revenue Bonds – 3.53%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,628,739
5.00% 2/1/19 (FSA)	1,535,000	1,618,197
5.00% 2/1/20 (FSA)	1,690,000	1,781,598
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	879,979
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,570,850
5.25% 12/1/27	3,840,000	3,905,126
Series 3-12 5.125% 12/1/27	3,000,000	3,047,220

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue (continued)
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	$2,000,000	$2,027,240
Series 3-11 5.00% 12/1/27	2,500,000	2,525,100
Series 9 5.25% 12/1/27	725,000	737,296
		20,721,345
Local General Obligation Bonds – 22.58%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,448,130
5.00% 2/1/22	500,000	544,730
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,069,422
5.00% 2/1/20 (FSA)	1,000,000	1,028,290
Bloomington Independent School District #271
Series B 5.00% 2/1/17	5,300,000	5,449,937
Centennial Independent School District #012
Series A 5.00% 2/1/18 (FSA)	1,270,000	1,349,566
Dakota County Capital Improvement
Series A 4.75% 2/1/26	1,000,000	1,008,950
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,310,279
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	10,946,933
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	844,770
^Capital Appreciation 5.424% 2/1/20 (FSA)	1,650,000	980,100
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	4,053,979
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,812,400
Series A 4.75% 2/1/22 (FSA)	6,850,000	7,071,529
^Mahtomedi Independent School District #832 Capital
Appreciation Series B 5.90% 2/1/14 (MBIA)	1,540,000	1,345,421
Metropolitan Council Minneapolis - St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,273,812
Series C
5.00% 3/1/16	2,440,000	2,818,859
5.00% 3/1/28	5,000,000	5,154,950

12

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Library 5.00% 12/1/25	$1,500,000	$1,541,250
Morris Independent School District #769 Building
5.00% 2/1/24 (MBIA)	4,875,000	5,229,851
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	3,029,816
5.375% 2/1/24 (FGIC)	6,170,000	6,525,886
New Brighton Tax Increment
Series A 5.00% 2/1/27 (MBIA)	1,000,000	1,024,950
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	3,570,000	3,696,271
Prior Lake Independent School District #719
Series B 5.00% 2/1/19 (FSA)	3,145,000	3,389,712
Ramsey County State Aid
Series C 5.00% 2/1/28	1,060,000	1,080,765
Robbinsdale Independent School District #281
5.00% 2/1/21 (FSA)	1,310,000	1,368,544
Rockford Independent School District #833
5.60% 2/1/21 (FSA)	3,210,000	3,318,434
5.625% 2/1/23 (FSA)	7,020,000	7,258,680
^Rosemount Independent School District #196
Capital Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,834,136
5.85% 4/1/10 (FSA)	2,240,000	2,207,251
5.931% 4/1/11 (FSA)	2,600,000	2,499,562
5.961% 4/1/12 (FSA)	1,850,000	1,731,545
6.008% 4/1/13 (FSA)	1,915,000	1,735,028
^Sartell Independent School District #748 Capital
Appreciation Refunding Series B
5.976% 2/1/13 (MBIA)	540,000	484,898
6.100% 2/1/15 (MBIA)	1,075,000	880,726
6.15% 2/1/16 (MBIA)	1,750,000	1,366,838
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	2,700,000	2,033,883
6.083% 2/1/17 (FSA)	2,245,000	1,496,719
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,576,800
4.75% 2/1/26	3,600,000	3,681,144
4.75% 2/1/27	2,300,000	2,328,313
5.60% 2/1/20 (MBIA)	6,880,000	7,125,341

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	$1,970,000	$2,093,421
5.00% 2/1/27 (FSA)	3,435,000	3,650,203
St. Peter’s Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,919,592
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,012,380
5.125% 12/1/24	1,000,000	984,000
		132,617,996
§Pre-Refunded Bonds – 20.93%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,074,490
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	8,500,000	9,695,355
5.25% 2/15/33-14	10,000,000	11,406,299
5.50% 2/15/23-14	1,000,000	1,152,310
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (MBIA)	1,210,000	1,357,898
Marshall Medical Center Gross Revenue
(Weiner Memorial Medical Center Project)
6.00% 11/1/28-09	1,000,000	1,034,680
Minneapolis Community Development Agency
Series G-3 5.45% 12/1/31-11	2,000,000	2,204,140
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.625% 5/15/32-12	16,925,000	19,178,563
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,364,900
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,140,280
5.25% 1/1/32-11 (FGIC)	8,845,000	9,485,466
5.50% 1/1/17-11 (FGIC)	2,500,000	2,692,375
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,816,111

14

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$530,246
Minnesota Public Facilities Authority Water Pollution
Control Revenue Series A 5.00% 3/1/20-10	3,000,000	3,130,020
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	925,000	1,084,331
Puerto Rico Public Buildings Authority Guaranteed
Government Facilities Revenue Series D
5.25% 7/1/36-12	2,930,000	3,210,079
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,268,880
Rochester Multifamily Housing Revenue
(Wedum Shorewood Campus Project)
6.60% 6/1/36-09	3,890,000	4,025,139
Southern Minnesota Municipal Power Agency
Supply Revenue Series A
5.75% 1/1/18-13 (MBIA)	1,000,000	1,070,510
5.75% 1/1/18-13	3,790,000	4,057,233
5.75% 1/1/18-13 (AMBAC)	670,000	717,242
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,873,788
5.50% 7/1/25-14	2,000,000	2,333,760
		122,904,095
Special Tax Revenue Bonds – 2.46%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,340,744
5.00% 12/15/24	1,150,000	1,207,615
^ Minneapolis Community Development Agency Tax
Increment Revenue Capital Appreciation
6.674% 9/1/09 (MBIA)	5,750,000	5,689,970
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	642,540
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B
5.00% 7/1/46	4,000,000	3,053,880

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan) Series A
5.25% 10/1/22	$1,785,000	$1,538,384
		14,473,133
State General Obligation Bonds – 6.19%
Minnesota State
5.00% 10/1/15	5,000,000	5,781,800
5.00% 11/1/20 (FSA)	13,675,000	14,313,622
5.00% 8/1/21	2,400,000	2,505,720
5.00% 12/1/21	5,000,000	5,598,850
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	4,070,000	3,950,546
5.50% 7/1/19 (MBIA)	1,500,000	1,426,050
Un-Refunded Balance Series A 5.00% 7/1/34	1,670,000	1,332,710
Un-Refunded Balance Series B 5.00% 7/1/35	575,000	457,142
Puerto Rico Government Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	963,520
		36,329,960
Transportation Revenue Bonds – 1.15%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,162,409
5.00% 1/1/22 (MBIA)	2,000,000	2,034,120
5.25% 1/1/16 (MBIA)	1,460,000	1,554,331
		6,750,860
Water & Sewer Revenue Bonds – 0.48%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,500,000	1,695,480
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B
5.00% 3/1/19	1,000,000	1,154,540
		2,850,020
Total Municipal Bonds (cost $572,130,023)		568,908,057

16

	Number of shares	Value
Short-Term Investments – 1.69%
Money Market Instrument – 1.44%
Federated Minnesota Municipal Cash Trust	8,436,988	$8,436,988
		8,436,988

	Principal amount
•Variable Rate Demand Notes – 0.25%
Minneapolis Health Care (Fairview Health Services)
Series E 0.37% 11/15/47	$1,000,000	1,000,000
St. Paul Port Authority Industrial Development Revenue
(Camada Limited Partnership-711)
0.73% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series C 0.35% 12/1/36	355,000	355,000
		1,455,000
Total Short-Term Investments (cost $9,891,988)		9,891,988

Total Value of Securities – 98.56%
(cost $582,022,011)		578,800,045
Receivables and Other Assets
Net of Liabilities – 1.44%		8,464,724
Net Assets Applicable to 49,969,436
Shares Outstanding – 100.00%		$587,264,769

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($547,172,131 / 46,566,164 Shares)		$11.75
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($10,488,970 / 891,971 Shares)		$11.76
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($29,603,668 / 2,511,301 Shares)		$11.79

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$592,086,159
Distributions in excess of net investment income		(141,003)
Accumulated net realized loss on investments		(1,458,421)
Net unrealized depreciation of investments		(3,221,966)
Total net assets		$587,264,769

17

Statements of net assets
Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $2,054,000, which represented 0.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.75
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

18

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.49%
Corporate-Backed Revenue Bonds – 2.11%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$613,403
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	960,000	961,593
		1,574,996
Education Revenue Bonds – 10.69%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,022,140
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,025,360
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	692,280
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	314,509
4.50% 10/1/23	265,000	250,065
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,652,551
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,019,630
University of Minnesota Series A 4.00% 4/1/15	310,000	336,037
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,675,109
		7,987,681
Electric Revenue Bonds – 5.24%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,004,930
Northern Municipal Power Agency
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,290,096
Series A
5.00% 1/1/14 (ASSURED GTY)	510,000	546,144
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,075,880
		3,917,050
Escrowed to Maturity Bond – 1.62%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,210,450
		1,210,450
Health Care Revenue Bonds – 8.00%
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,135,283

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding (Eventide
Lutheran Home Project) 4.70% 6/1/18	$475,000	$366,938
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.625% 7/1/26	1,500,000	1,453,875
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (MBIA)	2,000,000	2,010,999
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
Series B 5.85% 11/1/17	1,160,000	1,014,826
		5,981,921
Housing Revenue Bonds – 5.00%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,675,000	1,511,302
Minnesota Housing Finance Agency Residential Housing
•Series D 4.75% 7/1/32 (AMT)	750,000	661,688
Series I 5.10% 7/1/20 (AMT)	705,000	704,951
Series M 4.85% 7/1/31 (AMT)	1,000,000	861,610
		3,739,551
Lease Revenue Bonds – 2.38%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,043,690
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	732,063
		1,775,753
Local General Obligation Bonds – 29.36%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,267,484
Series C 5.00% 2/1/27	500,000	513,755
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,148,370
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,237,525
5.00% 2/1/17 (FSA)	1,000,000	1,048,750

20

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Centennial Independent School District #012 Series A
5.00% 2/1/18 (FSA)	$1,000,000	$1,062,650
5.00% 2/1/20 (FSA)	750,000	796,988
Dakota County Capital Improvement
Series A 4.75% 2/1/17	1,000,000	1,046,580
Duluth Independent School District #709 Revenue
Certificates of Participation
Series A 4.25% 2/1/20 (FSA)	1,710,000	1,798,458
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,043,040
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,132,299
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
Series A 4.125% 2/1/22	1,000,000	1,015,550
Minneapolis-St. Paul Metropolitan Council Area Waste
Water Series C
5.00% 3/1/16	560,000	646,951
5.00% 3/1/28	1,000,000	1,030,990
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	1,500,000	1,553,055
South Washington County Independent
School District #833
Series A 4.00% 2/1/22	750,000	753,675
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,673,568
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,104,436
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,066,170
		21,940,294
§Pre-Refunded Bonds – 9.46%
Minneapolis Health Care System Revenue Series A
(Allina Health Systems) 5.75% 11/15/32-12	1,500,000	1,718,160
(Fairview Health Services) 5.625% 5/15/32-12	1,750,000	1,983,013
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design)
Series 5-D 6.625% 5/1/20-10	1,000,000	1,065,060

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	$500,000	$554,100
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,750,320
		7,070,653
Special Tax Revenue Bonds – 7.16%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,305,688
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,472,421
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,256,089
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	313,221
		5,347,419
State General Obligation Bonds – 9.08%
Minnesota State
5.00% 6/1/10	1,330,000	1,400,450
Refunding 5.00% 8/1/15	2,000,000	2,308,000
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,119,770
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	971,070
• Puerto Rico Public Finance (Commonwealth Appropriation)
(LOC - Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	986,050
		6,785,340
Transportation Revenue Bonds – 1.74%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	516,190
Series 14 5.50% 1/1/11 (AMT)	750,000	787,230
		1,303,420
Water & Sewer Revenue Bonds – 5.65%
Minnesota Public Facilities Authority Drinking Water
Revenue 5.25% 3/1/13	1,000,000	1,130,320

22

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	$1,000,000	$1,111,700
Series D 5.00% 3/1/14	500,000	566,335
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,414,128
		4,222,483
Total Municipal Bonds (cost $71,658,436)		72,857,011

	Number of shares
Short-Term Investments – 1.26%
Money Market Instrument – 0.86%
Federated Minnesota Municipal Cash Trust	645,160	645,160
		645,160

	Principal amount
•Variable Rate Demand Note – 0.40%
St. Paul Housing & Redevelopment Authority Revenue
(Pur-Cretin-Derham Hall Project) 1.03% 2/1/26	$300,000	300,000
		300,000
Total Short-Term Investments (cost $945,160)		945,160

Total Value of Securities – 98.75%
(cost $72,603,596)		73,802,171
Receivables and Other Assets
Net of Liabilities – 1.25%		931,342
Net Assets Applicable to 7,060,150
Shares Outstanding – 100.00%		$74,733,513

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($64,756,766 / 6,119,243 Shares)		$10.58
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($544,113 / 51,285 Shares)		$10.61
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($9,432,634 / 889,622 Shares)		$10.60

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$75,605,659
Undistributed net investment income	933
Accumulated net realized loss on investments	(2,071,654)
Net unrealized appreciation of investments	1,198,575
Total net assets	$74,733,513

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $313,221, which represented 0.42% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.58
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$10.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

24

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.94%
Corporate-Backed Revenue Bonds – 2.81%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,124,414
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,431,273
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,091,650
		3,647,337
Education Revenue Bonds – 8.87%
Baytown Township Lease Revenue (St. Croix
Preparatory Academy) Series A 7.00% 8/1/38	500,000	391,115
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	598,108
Series 6-J1 5.00% 5/1/36	1,000,000	748,050
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	1,500,000	1,125,645
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	872,030
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	708,353
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	812,890
5.00% 10/1/22	1,000,000	1,015,290
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,510,890
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,019,380
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,699,448
		11,501,199
Electric Revenue Bonds – 6.47%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,004,930
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,646,187
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,292,004
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,069,210
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,090,390
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,286,366
		8,389,087

25

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 24.29%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	$700,000	$520,128
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	687,320
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,093,374
Refunding 5.00% 9/1/20	1,150,000	1,116,213
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,869,720
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	376,915
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	970,530
5.00% 4/1/31	1,965,000	1,411,322
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	640,430
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,527,744
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	1,934,723
5.25% 5/1/37	1,000,000	825,430
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	800,000	845,064
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	267,820
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	842,670
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,135,283
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	691,160

26

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	$550,000	$352,127
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	721,050
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	279,948
6.00% 4/1/41	1,250,000	827,188
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	791,720
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C 5.50% 7/1/23	1,000,000	986,270
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	1,000,000	744,450
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	1,900,000	1,838,079
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	801,960
Series A 5.70% 11/1/15	705,000	635,938
Series B 5.85% 11/1/17	250,000	218,713
St. Paul Housing and Development Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	590,660
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,760,800
5.00% 6/1/35	1,000,000	788,550
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,264,415
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,130,655
		31,488,369

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 12.29%
	Chanhassen Multifamily Housing Revenue Refunding
	(Heritage Park Apartments Project)
	6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	$300,000	$300,033
	Chaska Multifamily Housing Revenue (West Suburban
	Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	692,370
@	Hutchinson Multifamily Housing Revenue (Evergreen
	Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,710,000	1,187,732
	Minneapolis Multifamily Housing Revenue
	(Grant Street Apartments Project) Refunding
	Series A 7.25% 11/1/29	2,085,000	1,823,750
	(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,345,000	1,346,022
	(Trinity Apartments) Refunding
	Series A 6.75% 5/1/21 (HUD Section 8)	620,000	559,407
	Minneapolis-St. Paul Housing Finance Board Single
	Family Mortgage (City Living Project)
	Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	948,396	828,822
	Minnesota Housing Finance Agency (Rental Housing)
	Series A 4.875% 8/1/24 (AMT)	585,000	546,185
	Series A-1 5.00% 8/1/40 (AMT)	2,265,000	1,943,461
	(Residential Housing)
	Series G 5.00% 7/1/36 (AMT)	1,000,000	868,760
	Series I 4.85% 7/1/38 (AMT)	1,145,000	964,170
	Series M 4.875% 7/1/37 (AMT)	2,500,000	2,121,801
	(Single Family Mortgage)
	Series E 6.25% 1/1/23 (AMT)	5,000	5,003
	Series J 5.90% 7/1/28 (AMT)	490,000	490,475
	Series M 5.875% 1/1/17	10,000	10,015
@	St. Cloud Housing & Redevelopment Authority
	Multifamily Housing Revenue (Sterling Heights
	Apartments Project) 7.55% 4/1/39 (AMT)	530,000	425,632
	St. Paul Housing & Redevelopment Authority
	Multifamily Housing Revenue (Shelby Grotto Housing
	Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	701,340
	Stillwater Multifamily Housing Revenue (Orleans Homes
	Project) 5.50% 2/1/42 (AMT)	750,000	477,285
@	Washington County Housing & Redevelopment
	Authority Revenue Refunding (Briar Pond Project)
	Series B 7.125% 8/20/34	815,000	633,532
			15,925,795

28

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 1.10%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	$410,000	$408,413
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,010,040
		1,418,453
Local General Obligation Bonds – 11.22%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (MBIA)	1,000,000	976,300
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	1,022,600
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,191,776
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,078,843
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	1,032,340
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	530,755
Series C 5.00% 3/1/28	1,000,000	1,030,990
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	741,713
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,496,340
South Washington County Independent
School District #833 Series A 4.75% 2/1/27	1,500,000	1,518,465
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	613,776
5.125% 12/1/24	205,000	201,720
5.25% 12/1/26	1,540,000	1,511,110
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,599,254
		14,545,982

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 12.59%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	$1,000,000	$1,081,620
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,630
5.25% 2/15/33-14	2,250,000	2,566,417
Minneapolis Community Development Agency
(Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,102,070
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,290,880
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,266,300
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,255
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,662,300
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/34-14	315,000	362,234
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,131,190
Rochester Multifamily Housing Revenue (Wedum
Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,024,393
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,154,330
		16,315,619
Special Tax Revenue Bonds – 7.32%
Hennepin County Sales Tax Revenue
(First Lien - Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,058,360
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,643,355
5.00% 12/15/24	1,000,000	1,050,100
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	911,512

30

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	$785,000	$527,834
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	317,170
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,041,460
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	610,776
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,486,590
Virgin Islands Public Finance Authority Revenue
(Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	842,560
		9,489,717
State General Obligation Bonds – 3.45%
Minnesota State
5.00% 6/1/14	1,000,000	1,139,150
5.00% 8/1/21 (FSA)	1,250,000	1,319,900
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	901,070
Un-Refunded Balance 5.00% 7/1/34	185,000	147,636
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	963,520
		4,471,276
Transportation Revenue Bonds – 1.51%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	1,961,600
		1,961,600
Water & Sewer Revenue Bonds – 5.02%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	2,000,000	2,312,240
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,111,700
Series D 5.00% 3/1/14	1,500,000	1,699,005
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,377,844
		6,500,789
Total Municipal Bonds (cost $137,558,068)		125,655,223

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value
Short-Term Investments – 1.83%
Money Market Instrument – 0.21%
Federated Minnesota Municipal Cash Trust	276,665	$276,665
		276,665

	Principal amount
•Variable Rate Demand Note – 1.62%
Minneapolis Health Care System Revenue
(Fairview Health Services) Series E 0.37% 11/15/47	$2,100,000	2,100,000
		2,100,000
Total Short-Term Investments (cost $2,376,665)		2,376,665

Total Value of Securities – 98.77%
(cost $139,934,733)		128,031,888
Receivables and Other Assets
Net of Liabilities – 1.23%		1,590,496
Net Assets Applicable to 13,838,831
Shares Outstanding – 100.00%		$129,622,384

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($101,118,417 / 10,800,057 Shares)		$9.36
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($5,202,011 / 554,825 Shares)		$9.38
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($23,301,956 / 2,483,949 Shares)		$9.38

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$147,678,641
Distributions in excess of net investment income		(135)
Accumulated net realized loss on investments		(6,153,277)
Net unrealized depreciation of investments		(11,902,845)
Total net assets		$129,622,384

32

§

Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $4,039,145, which represented 3.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Assured Guaranty
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
MBIA — Insured by the Municipal Bond Insurance Association
HUD — Housing and Urban Development
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.36
Sales charge (4.50% of offering price) (B)	0.44
Offering price	$9.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

33

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,486,021	$1,526,228	$3,607,979

Expenses:
Management fees	1,560,710	168,223	360,078
Distribution expenses – Class A	672,960	73,437	126,909
Distribution expenses – Class B	52,416	3,648	25,952
Distribution expenses – Class C	135,870	38,902	123,015
Dividend disbursing and transfer agent
fees and expenses	141,315	18,145	43,312
Accounting and administration expenses	114,957	13,458	26,187
Interest and related expenses	46,310	—	—
Legal fees	38,218	6,978	13,091
Reports and statements to shareholders	35,145	2,923	7,623
Audit and tax	21,331	7,047	9,372
Trustees’ fees	18,743	2,160	4,325
Registration fees	17,187	7,744	1,479
Insurance fees	8,801	927	2,119
Pricing fees	7,803	3,213	5,511
Custodian fees	6,015	691	2,736
Consulting fees	3,839	420	913
Taxes (other than taxes on income)	2,132	72	372
Trustees’ expenses	1,702	192	400
Dues and services	1,407	118	289
	2,886,861	348,298	753,683
Less fees waived	(24,608)	(29,781)	(56,269)
Less waived distribution expenses – Class A	—	(29,375)	—
Less expense paid indirectly	(29)	—	—
Total operating expenses	2,862,224	289,142	697,414
Net Investment Income	11,623,797	1,237,086	2,910,565

34

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	$(1,098,650)	$(574,029)	$(3,617,019)
Swap contracts	—	—	25,000
Net realized loss	(1,098,650)	(574,029)	(3,592,019)
Net change in unrealized appreciation/
depreciation of investments	(15,795,910)	(166,367)	(6,917,291)
Net Realized and Unrealized Loss
on Investments	(16,894,560)	(740,396)	(10,509,310)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(5,270,763)	$496,690	$(7,598,745)

See accompanying notes

35

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,623,797	$24,693,217
Net realized gain (loss) on investments	(1,098,650)	1,644,874
Net change in unrealized
appreciation/depreciation of investments	(15,795,910)	(3,545,582)
Net increase (decrease) in net assets resulting
from operations	(5,270,763)	22,792,509

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,980,567)	(23,717,797)
Class B	(175,661)	(452,818)
Class C	(451,707)	(894,686)

Net realized gain on investments:
Class A	(2,257,247)	(94,009)
Class B	(43,630)	(2,390)
Class C	(114,458)	(4,208)
	(14,023,270)	(25,165,908)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,172,174	43,057,506
Class B	137,139	119,269
Class C	5,390,701	5,336,417

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,927,376	15,526,838
Class B	154,959	307,575
Class C	437,713	698,797
	42,220,062	65,046,402

36

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(45,694,654)	$(59,622,788)
Class B	(1,032,257)	(4,483,911)
Class C	(3,026,046)	(5,172,765)
	(49,752,957)	(69,279,464)
Decrease in net assets derived from
capital share transactions	(7,532,895)	(4,233,062)
Net Decrease in Net Assets	(26,826,928)	(6,606,461)

Net Assets:
Beginning of period	614,091,697	620,698,158
End of period	$587,264,769	$614,091,697

Distributions in excess of net investment income	$(141,003)	$(22,417)

See accompanying notes

37

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,237,086	$2,195,553
Net realized gain (loss) on investments	(574,029)	48,395
Net change in unrealized
appreciation/depreciation of investments	(166,367)	549,365
Net increase in net assets resulting from operations	496,690	2,793,313

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,109,945)	(1,992,475)
Class B	(10,768)	(39,255)
Class C	(113,574)	(165,689)
	(1,234,287)	(2,197,419)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,775,745	14,394,866
Class B	2,297	229,426
Class C	2,763,681	2,683,011

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	704,835	1,376,198
Class B	8,056	29,283
Class C	79,675	128,094
	14,334,289	18,840,878

38

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,525,067)	$(6,309,982)
Class B	(348,713)	(1,078,787)
Class C	(487,917)	(675,375)
	(5,361,697)	(8,064,144)
Increase in net assets derived from
capital share transactions	8,972,592	10,776,734
Net Increase in Net Assets	8,234,995	11,372,628

Net Assets:
Beginning of period	66,498,518	55,125,890
End of period	$74,733,513	$66,498,518

Undistributed (Distributions in excess of)
net investment income	$933	$(1,866)

See accompanying notes

39

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,910,565	$5,761,135
Net realized loss on investments	(3,592,019)	(153,335)
Net change in unrealized
appreciation/depreciation of investments	(6,917,291)	(2,719,275)
Net increase (decrease) in net assets resulting
from operations	(7,598,745)	2,888,525

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,333,315)	(4,613,123)
Class B	(99,869)	(215,135)
Class C	(473,469)	(921,847)
	(2,906,653)	(5,750,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,181,800	29,618,345
Class B	73,676	52,811
Class C	1,420,801	7,621,141

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,535,716	3,092,127
Class B	62,769	138,356
Class C	341,632	692,751
	12,616,394	41,215,531

40

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(18,520,552)	$(23,292,776)
Class B	(443,974)	(1,519,206)
Class C	(5,279,472)	(4,943,787)
	(24,243,998)	(29,755,769)
Increase (decrease) in net assets derived from
capital share transactions	(11,627,604)	11,459,762
Net Increase (Decrease) in Net Assets	(22,133,002)	8,598,182

Net Assets:
Beginning of period	151,755,386	143,157,204
End of period	$129,622,384	$151,755,386

Distributions in excess of net investment income	$(135)	$—

See accompanying notes

41

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

42

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.120	$12.170	$12.490	$12.690	$12.620	$12.450

0.235	0.495	0.511	0.511	0.527	0.590
(0.323)	(0.041)	(0.313)	(0.172)	0.222	0.348
(0.088)	0.454	0.198	0.339	0.749	0.938

(0.234)	(0.502)	(0.507)	(0.513)	(0.526)	(0.600)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.282)	(0.504)	(0.518)	(0.539)	(0.679)	(0.768)

$11.750	$12.120	$12.170	$12.490	$12.690	$12.620

(0.66% )	3.77%	1.58%	2.78%	6.12%	7.72%

$547,172	$574,914	$578,194	$381,720	$364,491	$348,000

0.93%	0.93%	0.94%	0.93%	0.93%	0.94%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
0.95%	1.11%	1.23%	1.19%	1.12%	1.08%

0.94%	0.93%	0.96%	0.94%	0.94%	0.94%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
0.96%	1.11%	1.25%	1.20%	1.13%	1.08%

4.09%	4.05%	4.12%	4.11%	4.19%	4.68%

4.08%	4.05%	4.10%	4.10%	4.18%	4.68%
21%	17%	7%	13%	10%	25%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

43

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

44

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.130	$12.180	$12.500	$12.700	$12.630	$12.460

0.191	0.403	0.419	0.418	0.433	0.496
(0.322)	(0.041)	(0.314)	(0.172)	0.222	0.348
(0.131)	0.362	0.105	0.246	0.655	0.844

(0.191)	(0.410)	(0.414)	(0.420)	(0.432)	(0.506)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.239)	(0.412)	(0.425)	(0.446)	(0.585)	(0.674)

$11.760	$12.130	$12.180	$12.500	$12.700	$12.630

(1.03% )	2.99%	0.82%	2.01%	5.33%	6.91%

$10,489	$11,593	$15,674	$11,354	$12,810	$14,588

1.68%	1.68%	1.69%	1.68%	1.68%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.70%	1.86%	1.98%	1.94%	1.87%	1.83%

1.69%	1.68%	1.71%	1.69%	1.69%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.71%	1.86%	2.00%	1.95%	1.88%	1.83%

3.34%	3.30%	3.37%	3.36%	3.44%	3.93%

3.33%	3.30%	3.35%	3.35%	3.43%	3.93%
21%	17%	7%	13%	10%	25%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

46

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.160	$12.200	$12.530	$12.720	$12.650	$12.480

0.191	0.403	0.418	0.418	0.433	0.495
(0.322)	(0.031)	(0.323)	(0.162)	0.222	0.348
(0.131)	0.372	0.095	0.256	0.655	0.843

(0.191)	(0.410)	(0.414)	(0.420)	(0.432)	(0.505)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.239)	(0.412)	(0.425)	(0.446)	(0.585)	(0.673)

$11.790	$12.160	$12.200	$12.530	$12.720	$12.650

(1.02% )	3.06%	0.73%	2.08%	5.32%	6.90%

$29,604	$27,585	$26,830	$15,125	$13,971	$10,811

1.68%	1.68%	1.69%	1.68%	1.68%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.70%	1.86%	1.98%	1.94%	1.87%	1.83%

1.69%	1.68%	1.71%	1.69%	1.69%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.71%	1.86%	2.00%	1.95%	1.88%	1.83%

3.34%	3.30%	3.37%	3.36%	3.44%	3.93%

3.33%	3.30%	3.35%	3.35%	3.43%	3.93%
21%	17%	7%	13%	10%	25%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

47

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

48

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.720	$10.610	$10.860	$11.010	$10.890	$10.630

0.195	0.414	0.445	0.429	0.407	0.444
(0.140)	0.110	(0.250)	(0.150)	0.120	0.260
0.055	0.524	0.195	0.279	0.527	0.704

(0.195)	(0.414)	(0.445)	(0.429)	(0.407)	(0.444)
(0.195)	(0.414)	(0.445)	(0.429)	(0.407)	(0.444)

$10.580	$10.720	$10.610	$10.860	$11.010	$10.890

0.56%	5.00%	1.80%	2.62%	4.93%	6.73%

$64,757	$58,465	$48,477	$48,297	$52,958	$57,012
0.75%	0.75%	0.76%	0.75%	0.79%	0.89%

0.94%	0.95%	1.00%	0.97%	0.95%	1.00%
3.78%	3.83%	4.11%	3.96%	3.72%	4.10%

3.59%	3.63%	3.87%	3.74%	3.56%	3.99%
16%	27%	15%	11%	25%	30%

49

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

50

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.750	$10.640	$10.890	$11.040	$10.920	$10.650

0.151	0.322	0.353	0.337	0.314	0.352
(0.140)	0.110	(0.250)	(0.150)	0.120	0.270
0.011	0.432	0.103	0.187	0.434	0.622

(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)
(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)

$10.610	$10.750	$10.640	$10.890	$11.040	$10.920

0.14%	4.10%	0.94%	1.75%	4.03%	5.91%

$544	$908	$1,713	$1,993	$2,811	$3,224
1.60%	1.60%	1.61%	1.60%	1.64%	1.74%

1.69%	1.70%	1.75%	1.72%	1.70%	1.75%
2.93%	2.98%	3.26%	3.11%	2.87%	3.25%

2.84%	2.88%	3.12%	2.99%	2.81%	3.24%
16%	27%	15%	11%	25%	30%

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

52

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.740	$10.630	$10.880	$11.030	$10.910	$10.640

0.151	0.322	0.353	0.337	0.314	0.352
(0.140)	0.110	(0.250)	(0.150)	0.120	0.270
0.011	0.432	0.103	0.187	0.434	0.622

(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)
(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)

$10.600	$10.740	$10.630	$10.880	$11.030	$10.910

0.14%	4.10%	0.94%	1.75%	4.04%	5.91%

$9,433	$7,126	$4,936	$5,162	$5,996	$7,188
1.60%	1.60%	1.61%	1.60%	1.64%	1.74%

1.69%	1.70%	1.75%	1.72%	1.70%	1.75%
2.93%	2.98%	3.26%	3.11%	2.87%	3.25%

2.84%	2.88%	3.12%	2.99%	2.81%	3.24%
16%	27%	15%	11%	25%	30%

53

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

54

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.000	$10.180	$10.530	$10.610	$10.240	$9.910

0.210	0.418	0.430	0.445	0.469	0.512
(0.640)	(0.180)	(0.350)	(0.082)	0.372	0.328
(0.430)	0.238	0.080	0.363	0.841	0.840

(0.210)	(0.418)	(0.430)	(0.443)	(0.471)	(0.510)
(0.210)	(0.418)	(0.430)	(0.443)	(0.471)	(0.510)

$9.360	$10.000	$10.180	$10.530	$10.610	$10.240

(4.23% )	2.35%	0.71%	3.54%	8.40%	8.65%

$101,118	$116,999	$109,807	$87,504	$63,802	$42,636
0.89%	0.89%	0.90%	0.89%	0.89%	0.75%

0.98%	0.97%	1.00%	1.00%	0.98%	1.00%
4.61%	4.11%	4.09%	4.26%	4.50%	5.03%

4.52%	4.03%	3.99%	4.15%	4.41%	4.78%
12%	10%	10%	4%	3%	24%

55

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

56

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.010	$10.190	$10.550	$10.630	$10.250	$9.930

0.176	0.341	0.351	0.367	0.391	0.435
(0.630)	(0.179)	(0.360)	(0.082)	0.381	0.318
(0.454)	0.162	(0.009)	0.285	0.772	0.753

(0.176)	(0.342)	(0.351)	(0.365)	(0.392)	(0.433)
(0.176)	(0.342)	(0.351)	(0.365)	(0.392)	(0.433)

$9.380	$10.010	$10.190	$10.550	$10.630	$10.250

(4.48% )	1.58%	(0.13% )	2.77%	7.68%	7.71%

$5,202	$5,907	$7,334	$9,578	$10,505	$12,463
1.64%	1.64%	1.65%	1.64%	1.64%	1.50%

1.73%	1.72%	1.75%	1.75%	1.73%	1.75%
3.86%	3.36%	3.34%	3.51%	3.75%	4.28%

3.77%	3.28%	3.24%	3.40%	3.66%	4.03%
12%	10%	10%	4%	3%	24%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.020	$10.200	$10.550	$10.630	$10.250	$9.930

0.176	0.342	0.351	0.367	0.391	0.435
(0.641)	(0.181)	(0.350)	(0.082)	0.381	0.318
(0.465)	0.161	0.001	0.285	0.772	0.753

(0.175)	(0.341)	(0.351)	(0.365)	(0.392)	(0.433)
(0.175)	(0.341)	(0.351)	(0.365)	(0.392)	(0.433)

$9.380	$10.020	$10.200	$10.550	$10.630	$10.250

(4.58% )	1.58%	(0.04% )	2.76%	7.68%	7.71%

$23,302	$28,849	$26,016	$20,516	$15,809	$11,435
1.64%	1.64%	1.65%	1.64%	1.64%	1.50%

1.73%	1.72%	1.75%	1.75%	1.73%	1.75%
3.86%	3.36%	3.34%	3.51%	3.75%	4.28%

3.77%	3.28%	3.24%	3.40%	3.66%	4.03%
12%	10%	10%	4%	3%	24%

59

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2009 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and that declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

60

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

61

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

Delaware Tax-Free Minnesota Fund sold out of its inverse floater position on September 29, 2008. For the six months ended February 28, 2009, Delaware Tax-Free Minnesota Fund had an average daily liability from the participation in inverse floater program of $2,742,983 and recorded interest expense at an average rate of 3.47%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

62

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration date	12/31/09	12/31/09	12/31/09

Prior to January 1, 2009, DMC had contractually agreed to waive that portion, if any, of Delaware Tax-Free Minnesota Fund’s management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses) did not exceed 0.68% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion.

63

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,370	$1,682	$3,273

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A Shares 12b-1 fees through December 31, 2009 to no more than 0.15% of average daily net assets.

At February 28, 2009, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$240,849	$23,298	$48,445
Dividend disbursing, transfer agent
and fund accounting oversight fees
and other expenses payable to DSC	25,531	3,469	7,576
Distribution fee payable to DDLP	135,906	14,939	41,348
Other expenses payable to
DMC and affiliates*	42,821	7,030	8,526

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,484	$2,691	$5,030

64

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$32,304	$6,150	$7,576

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$204	$157	$42
Class B	1,203	—	3,193
Class C	1,445	391	2,046

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$58,413,848	$14,875,947	$7,987,911
Sales	77,784,320	5,224,452	17,382,597

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009 the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$581,615,997	$72,603,596	$139,829,961
Aggregate unrealized appreciation	$26,965,723	$2,631,053	$2,792,464
Aggregate unrealized depreciation	(29,781,675)	(1,432,478)	(14,590,537)
Net unrealized appreciation
(depreciation)	$(2,815,952)	$1,198,575	$(11,798,073)

65

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Level 1	$8,436,988	$645,160	$276,665
Level 2	570,363,057	73,157,011	127,755,223
Level 3	—	—	—
Total	$578,800,045	$73,802,171	$128,031,888

There were no Level 3 securities at the beginning or end of the period.

66

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009, and the year ended August 31, 2008 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/09*
Ordinary income	$57,092	$—	$5,972
Tax-exempt income	11,550,843	1,234,287	2,900,681
Long-term capital gain	2,415,335	—	—
Total	$14,023,270	$1,234,287	$2,906,653

Year Ended 8/31/08
Ordinary income	$351,958	$—	$7,114
Tax-exempt income	24,713,343	2,197,419	5,742,991
Long-term capital gain	100,607	—	—
Total	$25,165,908	$2,197,419	$5,750,105

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$592,086,159	$75,605,659	$147,678,641
Undistributed tax-exempt income	244,528	44,120	91,449
Distributions payable	(385,531)	(43,187)	(91,584)
Realized losses 9/1/08 – 2/28/09	—	(333,988)	(129,724)
Capital loss carryforward
as of 8/31/08	—	(1,465,576)	(2,547,560)
Post-October losses	(1,864,435)	(272,090)	(3,580,765)
Unrealized appreciation (depreciation)
of investments	(2,815,952)	1,198,575	(11,798,073)
Net assets	$587,264,769	$74,733,513	$129,622,384

67

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Undistributed net investment income	$(134,448)	$(4,047)
Accumulated realized loss	134,448	4,047

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2009	$1,023,795	$1,267,552
2010	4,037	57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
Total	$1,465,576	$2,547,560

For the six months ended February 28, 2009, the Funds had capital losses which may increase capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$333,988	$129,724

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6. Capital Shares

Transactions in capital shares were as follows:

			Delaware		Delaware Minnesota
	Delaware Tax-Free		Tax-Free Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08
Shares sold:
Class A	2,360,569	3,515,951	1,037,588	1,344,904	1,000,061	2,904,516
Class B	11,946	9,707	214	21,281	7,861	5,135
Class C	465,666	434,456	265,889	249,737	152,698	746,020

Shares issued upon reinvestment of dividends and distributions:
Class A	773,166	1,268,411	67,897	128,039	167,366	304,335
Class B	13,412	25,099	775	2,715	6,836	13,584
Class C	37,837	56,937	7,660	11,896	37,179	68,076
	3,662,596	5,310,561	1,380,023	1,758,572	1,372,001	4,041,666
Shares repurchased:
Class A	(4,008,449)	(4,868,284)	(439,000)	(587,645)	(2,070,865)	(2,293,959)
Class B	(89,330)	(366,181)	(34,131)	(100,502)	(49,916)	(148,220)
Class C	(261,133)	(420,993)	(47,235)	(62,535)	(586,137)	(485,164)
	(4,358,912)	(5,655,458)	(520,366)	(750,682)	(2,706,918)	(2,927,343)
Net increase (decrease)	(696,316)	(344,897)	859,657	1,007,890	(1,334,917)	1,114,323

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

		Six Months
		Ended			Year Ended
		2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	20,876	20,894	$240,726	154,023	154,149	$1,885,460
Delaware Tax-Free Minnesota
Intermediate Fund	25,965	26,019	264,644	92,028	92,254	987,599
Delaware Minnesota High-Yield
Municipal Bond Fund	10,300	10,321	92,311	56,661	56,758	583,786

69

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

7. Inverse Floaters

The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2009, the Funds held no investments in inverse floaters.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of February 28, 2009 or at any time during the period then ended.

9. Swap Contracts

Each Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

70

An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

The Funds did not hold any swap contracts at the end of the period.

10. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2009, the percentage of each Fund’s net assets insured by insurers are listed below:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
31%	25%	15%

These securities have been identified in the statements of net assets.

Delaware Minnesota High-Yield Municipal Bond Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

71

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

10. Credit and Market Risk (continued)

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

72

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

73

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

74

Semiannual report

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2009

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdown	4

Statements of net assets	7

Statements of operations	46

Statements of changes in net assets	48

Financial highlights	54

Notes to financial statements	77

About the organization	89

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$966.00	0.84%	$4.09
Class B	1,000.00	963.20	1.60%	7.79
Class C	1,000.00	963.30	1.60%	7.79
Institutional Class**	1,000.00	1,039.60	0.60%	1.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class**	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,001.90	0.75%	$3.72
Class B	1,000.00	997.70	1.60%	7.93
Class C	1,000.00	998.60	1.60%	7.93
Institutional Class**	1,000.00	1,030.80	0.60%	1.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class**	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$870.00	0.90%	$4.17
Class B	1,000.00	865.90	1.65%	7.63
Class C	1,000.00	866.20	1.65%	7.63
Institutional Class**	1,000.00	1,069.10	0.65%	1.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class**	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The Institutional Class shares commenced operations on December 31, 2008. The actual ending account value and the expenses paid during period reflect the shorter period, 60 days. The hypothetical example assumes the entire half year period.

Sector allocations and credit quality breakdown
Delaware Tax-Free USA Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.72%
Corporate Revenue Bonds	7.95%
Education Revenue Bonds	7.16%
Electric Revenue Bonds	2.17%
Escrowed to Maturity Bonds	7.43%
Health Care Revenue Bonds	10.72%
Housing Revenue Bonds	2.15%
Lease Revenue Bonds	1.65%
Local General Obligation Bonds	7.62%
Pre-Refunded Bonds	23.99%
Special Tax Bonds	7.66%
State General Obligation Bonds	9.20%
Transportation Revenue Bonds	7.13%
Water & Sewer Revenue Bonds	2.89%
Short-Term Investment	0.74%
Total Value of Securities	98.46%
Receivables and Other Assets Net of Liabilities	1.54%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.19%
AA	22.05%
A	18.79%
BBB	12.01%
BB	1.28%
B	1.08%
Not Rated	4.60%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	3.30%
Education Revenue Bonds	6.50%
Electric Revenue Bonds	2.56%
Escrowed to Maturity Bonds	0.05%
Health Care Revenue Bonds	8.13%
Housing Revenue Bonds	1.63%
Lease Revenue Bonds	3.27%
Local General Obligation Bonds	11.46%
Pre-Refunded Bonds	9.32%
Resource Recovery Bonds	0.25%
Special Tax Bonds	8.57%
State General Obligation Bonds	23.94%
Transportation Revenue Bonds	11.64%
Water & Sewer Revenue Bonds	7.18%
Short-Term Investments	2.76%
Total Value of Securities	100.56%
Liabilities Net of Receivables and Other Assets	(0.56%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	29.66%
AA	42.30%
A	17.23%
BBB	7.28%
BB	1.03%
B	0.38%
Not Rated	2.12%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdown
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.19%
Corporate Revenue Bonds	13.56%
Education Revenue Bonds	19.85%
Health Care Revenue Bonds	21.99%
Housing Revenue Bonds	1.44%
Lease Revenue Bonds	2.36%
Local General Obligation Bonds	1.46%
Pre-Refunded Bonds	18.34%
Special Tax Bonds	14.05%
State General Obligation Bonds	1.76%
Transportation Revenue Bonds	3.38%
Total Value of Securities	98.19%
Receivables and Other Assets Net of Liabilities	1.81%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	14.56%
AA	6.10%
A	9.96%
BBB	31.01%
BB	6.97%
B	3.70%
Not Rated	27.70%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2009 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.72%
Corporate Revenue Bonds – 7.95%
	Alliance Airport Authority, Texas Special
	Facilities Revenue (American Airlines Project)
	Series B 5.25% 12/1/29 (AMT)	$2,250,000	$888,885
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue
	(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,299,412
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,297,740
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,619,030
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	2,100,000	2,075,409
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,121,107
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	2,750,000	2,320,753
	Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,325,680
	Iowa Finance Authority Pollution Control Facility Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,701,188
	Mason County, West Virginia Pollution Control Revenue
	(Appalachian Power Co. Project)
	Series K 6.05% 12/1/24 (AMBAC)	3,000,000	2,870,280
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	3,000,000	2,474,130
•	Mobile, Alabama Industrial Development Board
	Pollution Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	4,750,000	4,928,789
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines, Inc. Project)
	6.25% 9/15/29 (AMT)	2,000,000	1,298,120
	Petersburg, Indiana Pollution Control Revenue (Indianapolis
	Power & Light Co. Project) 6.375% 11/2/29 (AMT)	5,000,000	3,962,650
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	1,883,040
•	Port Morrow, Oregon Pollution Control Revenue
	(Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,606,266

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
	Richmond County, Georgia Development Authority
	Environmental Improvement Revenue (International
	Paper Co.) Series B 5.95% 11/15/25 (AMT)	$5,000,000	$3,427,000
	South Carolina Jobs Economic Development Authority
	Industrial Revenue (South Carolina Electric & Gas Co.
	Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	427,310
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	317,865
	Sweetwater County, Wyoming Solid Waste Disposal
	Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,318,908
Ω	Tobacco Settlement Financing Corporation, Virginia
	Senior Convertible Series B-2 5.20% 6/1/46	2,500,000	1,003,550
			43,167,112
Education Revenue Bonds – 7.16%
	Amherst, New York Industrial Development Agency Civic
	Facilities Revenue (UBF Faculty Student Housing)
	Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,305,538
	Broward County, Florida Educational Facilities
	Authority Revenue (Nova Southeastern University Project)
	5.25% 4/1/27 (RADIAN)	1,000,000	843,180
	California Educational Facilities Authority Revenue
	(University of Southern California)
	Series A 5.00% 10/1/39	6,750,000	6,749,663
	California Statewide Communities Development
	Authority Student Housing Revenue (East Campus
	Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	2,750,634
	Gainesville, Georgia Redevelopment Authority
	Educational Facilities Revenue (Riverside Military
	Academy Project) 5.125% 3/1/37	3,735,000	1,896,670
	Marietta, Georgia Development Authority Revenue
	(Life University Income Project) 7.00% 6/15/39	2,300,000	1,589,300
	Massachusetts State Health & Educational Facilities
	Authority Revenue
	(Harvard University) Series A 5.50% 11/15/36	4,515,000	4,790,189
	(Nichols College Project) Series C
	6.00% 10/1/17	810,000	751,129
	6.125% 10/1/29	1,000,000	782,460

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University)
Series A 5.375% 3/15/39	$5,000,000	$5,216,350
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,125,269
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.50% 7/1/21 (MBIA)	2,000,000	1,022,420
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,750,000	1,069,023
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	783,656
5.35% 6/15/32	2,300,000	1,438,006
San Leanna, Texas Higher Educational Facilities Revenue
(Saint Edwards University Project) 4.75% 6/1/32	1,150,000	752,307
Texas A & M University Revenue Financing System
5.00% 5/15/17	4,060,000	4,625,680
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	391,785
		38,883,259
Electric Revenue Bonds – 2.17%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,216,300
Florida State Municipal Power Agency Revenue
(Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,008,380
Long Island Power Authority, New York Electric System
Revenue Series A 5.75% 4/1/39	1,355,000	1,399,227
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,201,408
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	906,350
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (MBIA)	1,000,000	1,039,260
		11,770,925

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds – 7.43%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (MBIA)	$440,000	$497,490
^ Greene County, Missouri Single Family Mortgage
Revenue Municipal Multiplier (Private Mortgage
Insurance) 6.10% 3/1/16	1,225,000	984,753
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project)
8.00% 5/15/12	3,490,000	3,871,841
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue Refunding (SSM Health Care)
Series AA 6.40% 6/1/10 (MBIA)	500,000	534,800
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,777,750
5.50% 1/1/15 (FGIC)	7,310,000	8,575,580
5.50% 1/1/16 (FGIC)	1,000,000	1,189,350
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,179,740
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,778,270
		40,389,574
Health Care Revenue Bonds – 10.72%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	5,575,000	5,875,046
Arizona Health Facilities Authority Revenue
(Banner Health) Series D 5.375% 1/1/32	2,500,000	2,352,675
Cape Girardeau County, Missouri Industrial
Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	615,580
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	868,430
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,805,000	1,465,931
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	857,640

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	$4,275,000	$3,220,785
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health Systems) Series A 5.50% 1/1/29	4,000,000	3,879,920
Escambia County, Florida Health Facilities Authority
Health Care Facilities Loan (VHA Program)
5.95% 7/1/20 (AMBAC)	515,000	537,686
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	960,090
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,658,820
Indian River County, Florida Hospital District Revenue
Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,002,820
Joplin, Missouri Industrial Development Authority Health
Facilities Revenue (Freeman Health System Project)
5.75% 2/15/35	245,000	194,528
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	1,811,680
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,501,890
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,052,375
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	5,725,680
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.625% 11/15/28	4,000,000	4,225,320
Montgomery County, Pennsylvania Industrial Development
Authority Retirement Community Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,175,260
New York State Dormitory Authority Revenue (Non State
Supported Debt - Orange Regional Medical Center)
6.50% 12/1/21	2,745,000	2,351,449
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	3,260,000	2,463,321
North Kansas City, Missouri Hospital Revenue
Series A 5.00% 11/15/28 (FSA)	500,000	469,525

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Ohio State Higher Educational Facilities Community
Revenue (Cleveland Clinic Health System Obligation
Group) Series A 5.25% 1/1/33	$2,000,000	$1,933,860
Palm Beach County, Florida Health Facilities Authority
Revenue (Boca Raton Community Hospital)
5.625% 12/1/31	2,000,000	1,457,180
Prince William County, Virginia Industrial Development
Authority Hospital Revenue (Potomac Hospital Corp.)
5.35% 10/1/36	250,000	183,950
Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,167,048
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.625% 9/1/26	2,500,000	1,719,375
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (MBIA)	2,500,000	2,501,275
		58,229,139
Housing Revenue Bonds – 2.15%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	325,000	325,159
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	677,992
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,765,001
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	1,984,480
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,140
Milwaukee, Wisconsin Redevelopment Authority
Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,456,906
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	215,000	196,400

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	$1,435,000	$1,365,962
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	464,755
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	120,000	123,602
Series E 6.95% 1/1/26 (GNMA) (FNMA)	120,000	122,927
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	140,000	128,730
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	960,000	961,114
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	140,000	140,147
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	468,110
		11,681,425
Lease Revenue Bonds – 1.65%
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (FSA)	700,000	735,574
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,300,110
5.625% 12/1/28	2,430,000	2,046,375
(Sewer System Improvement Project) Series C
5.00% 3/1/25	605,000	566,643
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	481,395
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	968,120
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series F
5.25% 7/1/25	930,000	819,907

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Charles County, Missouri Public Water Supply
District #2 Certificates of Participation (Missouri Project)
Series B 5.10% 12/1/25 (MBIA)	$500,000	$438,855
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,599,263
		8,956,242
Local General Obligation Bonds – 7.62%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,096,640
Chandler, Arizona 5.00% 7/1/21	4,250,000	4,663,568
Desert, California Community College
District Election 2004 Series C 5.00% 8/1/37 (FSA)	4,785,000	4,615,994
Greene County, Missouri Reorganization School
District R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)	1,500,000	1,593,915
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,576,399
Jefferson County, Oregon School District #509J
5.00% 6/15/22 (FGIC)	500,000	516,380
Lewisville, Texas Independent School District
6.15% 8/15/21 (PSF)	75,000	75,833
Los Angeles, California Unified School
District Election of 2005 Series F 5.00% 1/1/34	6,180,000	5,958,200
Melrose Park, Illinois Tax Increment Series B
6.00% 12/15/19 (FSA)	1,250,000	1,338,663
New York City, New York
Series I 5.125% 3/1/23	5,875,000	5,885,516
Series J 5.25% 6/1/28	2,055,000	2,040,060
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,031,680
		41,392,848
§Pre-Refunded Bonds – 23.99%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses)
Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,520,380
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,546
Deschutes County, Oregon Administrative School
District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,086,470
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,387,913

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	$5,000,000	$5,703,150
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,077,510
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
5.50% 6/1/43-13	9,000,000	10,149,749
5.625% 6/1/38-13	7,500,000	8,495,999
Henrico County, Virginia Economic Development
Authority Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	148,308
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt) Series A
6.00% 11/15/31-11	1,500,000	1,661,955
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,755,700
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction &
Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,078,890
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,241,059
Lee County, Florida Airport Revenue Series B
5.75% 10/1/33-10 (FSA)	3,000,000	3,249,090
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,314,580
Louisiana Public Facilities Authority Revenue (Ochsner
Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,500,000	1,669,680
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,302,109
Massachusetts State Development Finance Agency
Revenue (Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,500,000	1,762,095
Miami-Dade County, Florida Educational Facilities
Authority (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	7,000,000	7,961,309
5.75% 4/1/29-10 (AMBAC)	2,000,000	2,129,180

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	$1,000,000	$1,209,190
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,152,158
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology) Series B
5.25% 7/1/24-14	2,085,000	2,406,778
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,323,084
North Carolina Medical Care Commission Hospital
Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,445,413
Orange County, Florida Health Facilities Authority Revenue
(Adventist Health System) 5.625% 11/15/32-12	1,000,000	1,121,800
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20-11	1,575,000	1,738,800
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,455,880
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,442,320
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,324,600
Series G 5.00% 7/1/42-13	525,000	595,481
Series K 5.00% 7/1/35-15	3,500,000	4,064,900
Puerto Rico Commonwealth Public Improvement
Revenue Series A 5.125% 7/1/31-11	3,495,000	3,809,865
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,787,140
Series NN 5.125% 7/1/29-13	1,400,000	1,596,191
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	175,000	197,204
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (FSA)	10,000,000	10,969,899
South Broward, Florida Hospital District Revenue
(Memorial Health Care System) 5.625% 5/1/32-12	3,000,000	3,402,630

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
South Miami, Florida Health Facilities Authority Hospital
Revenue (Baptist Health South Florida Group)
5.25% 11/15/33-13	$4,000,000	$4,484,640
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,833,767
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,345,438
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	730,000	875,453
		130,283,303
Special Tax Bonds – 7.66%
Belleville, Illinois Tax Increment Revenue
(Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	871,857
Dallas, Texas Area Rapid Transition Sales Tax Revenue
Senior Lien 5.25% 12/1/38	4,000,000	4,066,880
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (MBIA)	695,000	697,252
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,315,000	834,789
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	975,576
Jackson County, Missouri Special Obligation
5.00% 12/1/27 (MBIA)	1,000,000	1,007,080
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	947,270
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	2,659,676
Michigan Municipal Bond Authority Revenue (State Clean
Water Revolving Foundation) 5.00% 10/1/14	3,000,000	3,393,420
Middlesex County, New Jersey Improvement
Authority Senior Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,500,000	765,990
5.125% 1/1/37	1,500,000	748,980
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	461,430

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	$1,000,000	$719,110
5.75% 6/15/34	1,935,000	1,411,428
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	4,960,350
New York Sales Tax Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,035,890
New York State Dormitory Authority State Personal
Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,429,330
Series B 5.25% 3/15/38	6,000,000	6,088,800
New York State Urban Development Corporation Revenue
State Personal Income Tax Series B-1 5.00% 3/15/36	4,500,000	4,408,380
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,108,290
		41,591,778
State General Obligation Bonds – 9.20%
California State
5.00% 11/1/21	2,250,000	2,259,743
5.00% 2/1/26 (AMBAC)	5,570,000	5,420,947
Connecticut State Series B 5.00% 4/15/20	7,000,000	7,840,070
Maryland State & Local Facilities Land Capital Improvement
Second Series 5.00% 8/1/16	4,000,000	4,657,200
Series A 5.00% 3/1/12	3,000,000	3,309,600
Massachusetts State Series A 5.00% 9/1/32	8,500,000	8,538,250
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	6,546,940
5.25% 7/1/23	500,000	446,505
5.50% 7/1/19 (MBIA)	11,500,000	10,933,050
		49,952,305
Transportation Revenue Bonds – 7.13%
Branson, Missouri Regional Airport Transportation
Development District Revenue (Branson Airport
Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	922,605
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	2,461,838
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	1,753,643

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (FGIC) (AMT)	$1,500,000	$1,376,325
Grapevine, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	910,000	713,677
Houston, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,995,000	1,559,751
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	5,300,000	5,593,514
Missouri State Highways & Transportation Commission
State Refunded Revenue (First Lien)
Series B 5.00% 5/1/24	9,000,000	9,460,439
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,763,536
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,482,011
•Series E-3 5.75% 1/1/38	4,320,000	4,452,538
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	275,000	212,209
		38,752,086
Water & Sewer Revenue Bonds – 2.89%
Florida Village Center Community Development District
Utility Revenue 5.00% 10/1/36 (MBIA)	265,000	223,822
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/29	2,000,000	1,994,900
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project)
Series A 6.05% 7/1/16 (FSA)	1,060,000	1,063,816
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,271,239
Series A 5.25% 6/15/34	3,705,000	3,720,265
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (FSA)	1,000,000	1,181,280
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	469,628

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	$2,890,000	$2,786,596
		15,711,546
Total Municipal Bonds (cost $544,248,120)		530,761,542

Short-Term Investment – 0.74%
•Variable Rate Demand Note – 0.74%
Trimble County, Kentucky Association of Counties Leasing
Trust Lease Program Revenue Series A 0.60% 12/1/38	4,000,000	4,000,000
Total Short-Term Investment (cost $4,000,000)		4,000,000

Total Value of Securities – 98.46%
(cost $548,248,120)		534,761,542
Receivables and Other Assets
Net of Liabilities – 1.54%		8,369,626
Net Assets Applicable to 52,411,481
Shares Outstanding – 100.00%		$543,131,168

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($515,449,586 / 49,740,235 Shares)		$10.36
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($9,523,108 / 919,425 Shares)		$10.36
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($18,157,410 / 1,751,718 Shares)		$10.37
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($1,064 / 102.7 Shares)		$10.36

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$573,655,709
Undistributed net investment income		2,110
Accumulated net realized loss on investments		(17,040,073)
Net unrealized depreciation of investments		(13,486,578)
Total net assets		$543,131,168

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $857,640, which represented 0.16% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
ACA — Insured by the American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.36
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.85

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 3.30%
Alliance Airport Authority, Texas Special Facilities Revenue
(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	$2,000,000	$1,516,660
•Brazos, Texas Harbor Industrial Development Environmental
Facilities Revenue (Dow Chemical Co. Project)
5.90% 5/1/38 (AMT)	1,010,000	676,498
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	432,580
•Chesapeake, Virginia Economic Development Authority
Pollution Control Revenue (Electric & Power Co. Project)
Series A 3.60% 2/1/32	1,150,000	1,136,534
•Forsyth, Montana Pollution Control Revenue
(Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,005,201
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	632,933
Iowa Finance Authority Pollution Control Facilities
Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,033,619
Memphis-Shelby County, Tennessee Airport Authority
Special Facilities Revenue (Federal Express Corp.
Project) 5.05% 9/1/12	1,000,000	999,580
•Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	2,946,897
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (USX Project)
5.00% 11/1/15	1,000,000	970,650
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	764,610
•Sabine, Texas River Authority Pollution Control Revenue
(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	682,580
Sugar Creek, Missouri Industrial Development
Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	317,865
Toledo, Lucas County, Ohio Port Authority
Development Revenue (Northwest Ohio Bond Fund -
Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	290,000	291,694
		14,407,901

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds – 6.50%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	$1,000,000	$712,270
California Statewide Communities Development
Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	2,837,363
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	1,095,000	869,036
Fulton County, Georgia Development Authority Revenue
(Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,054,770
Grand Traverse, Michigan Public School Academy
Revenue 5.00% 11/1/36	900,000	525,708
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	911,078
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	782,460
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	514,765
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	960,750
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,192
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,034,870
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	1,000,000	1,056,090
Pennsylvania State Higher Educational Facilities Authority
Revenue (University of Pennsylvania)
Series A 5.00% 9/1/19	4,120,000	4,580,903
Texas A & M University Revenue Financing System
5.00% 5/15/12	3,655,000	4,016,187
5.00% 5/15/13	3,760,000	4,189,655
University of California Revenue
Series A 5.125% 5/15/20 (AMBAC)	250,000	261,233
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,073,648

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia General Revenue Series B
5.00% 6/1/20	$1,250,000	$1,329,313
5.00% 6/1/21	1,250,000	1,319,550
		28,381,841
Electric Revenue Bonds – 2.56%
•Burke County, Georgia Development Authority Pollution
Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,373,817
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,144,670
Orlando, Florida Utilities Commission Water &
Electric Revenue 5.25% 10/1/20	555,000	587,534
Platte River, Colorado Power Authority Revenue
Series HH 5.00% 6/1/26	2,000,000	2,060,740
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,217,880
South Carolina State Public Service Authority Revenue
Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	1,039,150
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	751,080
		11,174,871
Escrowed to Maturity Bonds – 0.05%
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	196,909
		196,909
Health Care Revenue Bonds – 8.13%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,215,280
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	734,996
@Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	462,798
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
System) Series A 6.00% 1/1/21	1,000,000	1,028,330
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,312,380

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
• Highlands County, Florida Health Facilities Authority
Revenue (Adventist Health) Series I 5.00% 11/15/29	$2,000,000	$2,051,980
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	847,607
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	454,160
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	1,836,690
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,241,217
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	3,981,795
New Hampshire Health & Education Facilities Authority
Revenue (Elliot Hospital) Series B 5.60% 10/1/22	1,000,000	994,770
New York State Dormitory Authority Revenue
(Non State Supported Debt - Orange Regional
Medical Center) 6.50% 12/1/21	2,000,000	1,713,260
North Carolina Medical Care Commission Health
Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	780,000	589,384
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System
Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,144,560
5.00% 1/1/18	1,000,000	1,065,390
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	2,961,648
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.75% 9/1/37	560,000	350,722
St. Louis Park, Minnesota Health Care Facilities Revenue
Refunding (Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	4,467,645
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,226,928

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	$1,000,000	$801,960
		35,483,500
Housing Revenue Bonds – 1.63%
California Housing Finance Agency Revenue (Home
Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,572,182
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,554,042
		7,126,224
Lease Revenue Bonds – 3.27%
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,121,340
5.00% 6/1/21 (AMBAC)	1,000,000	927,920
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,023,210
5.00% 10/15/24	3,000,000	2,974,140
5.50% 10/15/18	2,175,000	2,321,573
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,011,130
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	969,580
• Puerto Rico Public Finance Corporate Revenue
Series A 5.25% 8/1/29 (MBIA)	620,000	603,179
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,173,465
Virginia College Building Authority, Virginia Educational
Facilities Revenue (Public Financing Higher Education
Program) Series A 5.00% 9/1/13	1,000,000	1,130,170
		14,255,707
Local General Obligation Bonds – 11.46%
Chandler, Arizona 5.00% 7/1/21	4,000,000	4,389,240
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,536,855
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,924,248

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (FGIC)	$2,940,000	$2,944,880
Dallas, Texas 5.125% 2/15/15	3,000,000	3,431,640
Fairfax County, Virginia Refunding &
Public Improvement 5.25% 4/1/14	3,500,000	4,021,745
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,216,150
5.00% 2/1/21	2,175,000	2,413,380
Idaho Bond Bank Authority Revenue
Series A 5.25% 9/15/26	690,000	721,395
Lansing, Michigan Community College
(College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,374,409
Licking County, Ohio Joint Vocational School District
School Facilities Construction and Improvement
5.00% 12/1/19 (MBIA)	1,000,000	1,068,020
Los Angeles, California Unified School District
Election 2004 Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,219,360
5.00% 7/1/31 (AMBAC)	3,955,000	3,840,740
Mecklenburg County, North Carolina Refunding
Series A 5.00% 8/1/17	6,000,000	7,004,341
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,094,700
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,629,465
Series G 5.25% 8/1/15	1,000,000	1,065,640
Series I 5.00% 8/1/21	1,000,000	1,007,660
Series J 5.50% 6/1/23	100,000	101,690
		50,005,558
§Pre-Refunded Bonds – 9.32%
Arizona State Transportation Board Highway Revenue
6.25% 7/1/16-09	1,850,000	1,886,260
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (FSA)	1,000,000	1,131,020
California State
5.00% 2/1/33-14 (MBIA)	1,800,000	2,061,558
5.25% 2/1/30-12 (MBIA)	5,000	5,546

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	$2,160,000	$2,349,734
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,630
5.50% 2/15/23-14	1,000,000	1,152,310
Forest Grove, Oregon Revenue Campus
(Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,064,440
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	857,573
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,155,610
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	816,408
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,980,655
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	572,720
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	597,880
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,042,308
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,162,430
Ohio State Higher Education Capital Facilities
Series B 5.625% 5/1/14-10	5,780,000	6,108,246
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20-11	945,000	1,043,280
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,802,527
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,133,310
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,150,530

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	$2,000,000	$2,278,480
Southcentral, Pennsylvania General Authority
Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	902,927
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,180,080
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,077,970
		40,654,432
Resource Recovery Bonds – 0.25%
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,400,000	1,112,734
		1,112,734
Special Tax Bonds – 8.57%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	919,224
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,087,630
•Series B 5.00% 7/1/23	3,365,000	3,539,576
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,643,328
Columbia County, Georgia Sales Tax
4.00% 4/1/14	1,000,000	1,075,780
5.00% 4/1/15	1,250,000	1,416,163
5.00% 4/1/16	1,265,000	1,438,988
5.00% 4/1/17	315,000	359,361
Dallas, Texas Civic Center Convention Complex Revenue
Refunding & Improvement 4.875% 8/15/23 (MBIA)	1,500,000	1,520,010
East Homestead Community Development District, Florida
Special Assessment Revenue Series B 5.00% 5/1/11	365,000	264,672
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23 (AMBAC)	1,000,000	1,022,470
Metropolitan Pier and Exposition Authority, Illinois
Dedicate State Tax Revenue (McCormick Place
Expansion Project) Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,057,540

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A 5.00% 1/1/32	$1,000,000	$510,660
Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	955,935
New Jersey Economic Development Authority
(Cigarette Tax)
5.50% 6/15/31	1,000,000	719,110
5.625% 6/15/18	1,000,000	878,370
• New York City, New York Transitional Finance Authority
Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,058,260
New York State Dormitory Authority State Personal
Income Tax Revenue Series A 5.00% 3/15/23	2,220,000	2,333,464
New York State Thruway Authority Income Tax Revenue
(Transportation) Series A 5.00% 3/15/20	1,000,000	1,097,860
New York State Urban Development Corporation
Revenue State Personal Income Tax
Series A-1 5.00% 12/15/28	4,000,000	4,046,080
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	734,280
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	201,333
Series B 5.375% 11/1/23	1,000,000	748,410
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,860,597
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue Refunding-
Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,305,090
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,590,595
		37,384,786
State General Obligation Bonds – 23.94%
California State 5.25% 11/1/17	1,000,000	1,054,970
California State Refunding
5.00% 8/1/14	1,025,000	1,098,810
5.00% 11/1/15	1,795,000	1,923,414

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	Connecticut State Series C 5.00% 11/1/24	$2,000,000	$2,139,180
	Florida State Board Education Capital Outlay Public
	Education Series D 5.75% 6/1/22	2,000,000	2,082,660
	Georgia State
	5.00% 7/1/11	6,865,000	7,457,861
	Series B 5.00% 7/1/17	4,810,000	5,607,979
	Series E 5.00% 8/1/12	3,125,000	3,485,969
	Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,834,419
	Maryland State 5.00% 8/1/17	1,500,000	1,725,315
	Maryland State & Local Facilities Loan Capital
	Improvement 5.00% 3/15/19	3,675,000	4,163,996
	Massachusetts State Consolidated Loan
	Series A 5.25% 8/1/13	5,000,000	5,678,400
	Series C 5.00% 9/1/10	7,750,000	8,214,381
	Minnesota State 5.00% 6/1/14	900,000	1,025,235
	Mississippi State Series A 5.00% 10/1/17	4,860,000	5,585,501
	North Carolina State Public Improvement Series A
	5.00% 3/1/12	4,000,000	4,412,800
	5.00% 3/1/15	1,200,000	1,379,256
	North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,603,440
	Ohio State
	Series A 5.00% 6/15/13	3,750,000	4,203,638
	Series D 5.00% 9/15/14	3,500,000	3,969,980
	Pennsylvania State 5.50% 2/1/13	3,200,000	3,622,688
	Pennsylvania State Second Series A 5.00% 8/1/13	4,000,000	4,504,200
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,111,139
	5.25% 7/1/22	3,470,000	3,126,713
	5.25% 7/1/23	1,125,000	1,004,636
	5.50% 7/1/17	4,415,000	4,285,420
•	Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	960,240
•	Puerto Rico Public Finance Corporation Commonwealth
	Appropriation (LOC Puerto Rico Government Bank)
	Series A 5.75% 8/1/27	1,000,000	986,050
	Texas State Transportation Commission
	(Mobility Foundation) 5.00% 4/1/13	1,000,000	1,115,690
	Texas State Water Financial Assistance
	Series B 5.50% 8/1/35	3,300,000	3,307,326

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Virginia State Series B 5.00% 6/1/23	$2,000,000	$2,164,340
Washington State Variable Purpose
Series A 5.00% 7/1/16	1,000,000	1,143,670
Series B 5.00% 1/1/20	2,500,000	2,506,675
		104,485,991
Transportation Revenue Bonds – 11.64%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,148,858
Chicago, Illinois O’Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,012,540
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,009,160
Georgia Federal Highway Road and Tollway Authority
Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,103,420
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,055,596
Maryland State Transportation Authority Grant & Revenue
5.25% 3/1/16	1,850,000	2,153,863
5.25% 3/1/18	4,105,000	4,812,208
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,638,450
Series C 6.50% 11/15/28	2,860,000	3,160,043
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,019,510
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/19	2,935,000	3,343,728
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,665,277
North Texas Tollway Authority Dallas North Tollway
System Revenue Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,749,913
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	4,297,600
•Series E-3 5.75% 1/1/38	2,470,000	2,545,780
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,331,819

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	$1,700,000	$1,919,232
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,955,760
•Series B-1 5.00% 11/15/25	4,000,000	4,384,280
•Series B-3 5.00% 11/15/38	1,800,000	1,983,258
Virginia Port Authority Commonwealth Port Fund
Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	519,130
		50,809,425
Water & Sewer Revenue Bonds – 7.18%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,006,260
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,679,585
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (FSA)	6,500,000	6,521,775
Florida Water Pollution Control Financing Corporation
Revenue Series A 5.00% 1/15/25	5,000,000	5,117,250
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,901,870
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,494,849
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,507,158
Series D 5.00% 9/15/23	3,360,000	3,541,205
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,584,040
		31,353,992
Total Municipal Bonds (cost $427,651,769)		426,833,871

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 2.76%
•Variable Rate Demand Notes – 2.76%
California Statewide Communities Development
Authority Multifamily Revenue (Housing IAC Project)
Series W-2 1.30% 9/15/29 (AMT)	$400,000	$400,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Program)
Series A-8 0.65% 9/1/35	1,200,000	1,200,000
Series D-5 0.65% 10/1/38	1,000,000	1,000,000
Illinois Finance Authority Revenue (Northwestern
Memorial Hospital) Series A-1 0.60% 8/15/38	1,650,000	1,650,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series E 0.37% 11/15/47	1,500,000	1,500,000
New York City, New York Series E5
0.55% 8/1/10	700,000	700,000
0.55% 8/1/17	700,000	700,000
0.55% 8/1/18	400,000	400,000
Trimble County, Kentucky Association of Counties Leasing
Trust Lease Program Revenue Series A 0.60% 12/1/38	500,000	500,000
University of Minnesota Series C 0.35% 12/1/36	4,000,000	4,000,000
Total Short-Term Investments (cost $12,050,000)		12,050,000

Total Value of Securities – 100.56%
(cost $439,701,769)		438,883,871
Liabilities Net of Receivables and
Other Assets – (0.56%)		(2,443,903)
Net Assets Applicable to 39,377,366
Shares Outstanding – 100.00%		$436,439,968

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($404,897,160 / 36,529,934 Shares)		$11.08
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($933,613 / 84,317 Shares)		$11.07
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($30,608,141 / 2,763,020 Shares)		$11.08
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($1,054 / 95.1 Shares)		$11.08

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$446,324,608
Distributions in excess of net investment income	(3,435)
Accumulated net realized loss on investments	(9,063,307)
Net unrealized depreciation of investments	(817,898)
Total net assets	$436,439,968

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $462,798, which represented 0.11% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.08
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2009 (Unaudited)

		Principal amount	Value
Municipal Bonds – 98.19%
Corporate Revenue Bonds – 13.56%
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (Firstenergy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	$1,000,000	$995,740
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical
	Co. Project) 5.90% 5/1/38 (AMT)	190,000	127,262
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	462,580
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	496,065
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project)
	Series A 6.35% 2/1/25 (AMT)	1,650,000	1,195,211
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	841,770
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	900,000	742,239
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	6.40% 9/15/23 (AMT)	1,000,000	707,640
	New York City, New York Industrial Development Agency
	Special Facilities Revenue (JetBlue Airways Corp.
	Project) 5.125% 5/15/30 (AMT)	1,000,000	524,510
	Petersburg, Indiana Pollution Control Revenue
	(Indianapolis Power & Light Co. Project)
	6.375% 11/1/29 (AMT)	1,000,000	792,530
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	313,840
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	317,865
	Sweetwater County, Wyoming Solid Waste Disposal
	Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	713,510
	Toledo, Lucas County, Ohio Port Authority Development
	Revenue (Toledo Express Airport Project)
	Series C 6.375% 11/15/32 (AMT)	1,000,000	738,180
			8,968,942

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds – 19.85%
California Educational Facilities Authority Revenue
(University of Southern California)
Series A 5.00% 10/1/39	$1,000,000	$999,950
California Statewide Communities Development
Authority Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	587,640
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	809,010
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	684,240
Louisville & Jefferson County, Kentucky Metropolitan
Government College Revenue (Bellarmine University)
Series A 6.00% 5/1/33	1,000,000	850,760
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	691,000
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	707,711
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington Christian
Academy Project) Series A 5.50% 7/1/38	1,170,000	602,913
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	782,460
Minnesota State Higher Education Facilities
Authority Revenue (Bethel University)
Series 6R 5.50% 5/1/37	1,000,000	750,430
New Jersey State Educational Facilities Authority
Revenue (Fairleigh Dickinson Project)
Series C 5.50% 7/1/23	750,000	643,335
New Mexico Educational Assistance Foundation Student
Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	985,138
Ohio State Higher Educational Facilities Revenue
(Otterbein College Project) Series A 5.50% 12/1/28	950,000	909,112

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	$1,000,000	$697,960
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation Student Housing)
6.00% 7/1/42	1,000,000	772,350
(Widener University) 5.375% 7/15/29	650,000	525,044
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter
Project) Series A 5.75% 8/15/32	745,000	520,152
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,000,000	610,870
		13,130,075
Health Care Revenue Bonds – 21.99%
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home
St. Paul Project) Series A 6.00% 1/1/40	1,000,000	667,590
Chatham County, Georgia Hospital Authority
Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	750,000	609,113
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	571,760
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	321,675
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	308,830
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project)
Series C 7.25% 11/15/29	1,000,000	960,090
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	829,410
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	27,631
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	589,780

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	$1,000,000	$652,680
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington County Hospital
Project) 5.75% 1/1/38	1,000,000	769,210
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.625% 11/15/28	800,000	845,064
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System)
6.625% 7/1/38	1,000,000	728,730
New York State Dormitory Authority Revenue (Non State
Supported Debt - Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	717,400
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian
Homes) 5.60% 10/1/36	1,000,000	691,080
Orange County, Florida Health Facilities Authority
Revenue (Orlando Regional Healthcare)
Series C 5.25% 10/1/35	1,000,000	762,240
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	482,310
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.75% 9/1/37	390,000	244,253
St. Joseph County, Indiana Industrial Economic
Development Revenue (Madison Center Project)
5.50% 2/15/21	1,150,000	1,083,127
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,233,437
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster -
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	679,650
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center Project)
Series A 6.00% 8/1/33	1,000,000	772,310
		14,547,370

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.44%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	$1,000,000	$951,360
		951,360
Lease Revenue Bonds – 2.36%
Dauphin County, Pennsylvania General Authority
Revenue (Riverfront Office & Parking Project)
5.75% 1/1/10	970,000	941,298
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project) Series A
5.50% 12/1/24	720,000	621,187
		1,562,485
Local General Obligation Bonds – 1.46%
Los Angeles, California Unified School District Election
2002 Series D 5.00% 1/1/34	1,000,000	964,110
		964,110
§Pre-Refunded Bonds – 18.34%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,144,430
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	1,000,000	1,151,140
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
Series B 5.50% 5/15/32-26	1,000,000	1,113,120
Maine Finance Authority Education Revenue
(Waynflete School Issue) 6.40% 8/1/19-09	1,000,000	1,034,730
Massachusetts State Development Finance Agency
Revenue (Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,000,000	1,174,730
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project)
6.00% 9/1/33-14	1,000,000	1,209,190
Minnesota State Higher Education Facilities Authority
Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,255
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,648,463

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Montgomery County, Pennsylvania Higher Education &
Health Authority Revenue (Foulkeways at
Gwynedd Project) 6.75% 11/15/30-09	$1,000,000	$1,051,950
Rochester, Minnesota Multifamily Housing Revenue
(Wedum Shorewood Campus Project)
6.60% 6/1/36-09	985,000	1,019,219
Savannah, Georgia Economic Development Authority
Revenue (College of Art & Design Project)
6.50% 10/1/13-09	1,000,000	1,054,540
		12,134,767
Special Tax Bonds – 14.05%
Baltimore, Maryland Convention Center Hotel Revenue
Suborinated Series B 5.875% 9/1/39	1,000,000	556,270
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project)
5.95% 12/15/12	750,000	735,113
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	576,360
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	665,000	239,799
Hennepin County, Minnesota Sales Tax Revenue Second
Lien (Ballpark Project) Series B 5.00% 12/15/20	1,000,000	1,095,571
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	500,000	255,330
5.125% 1/1/37	870,000	434,408
New Jersey Economic Development Authority
(Cigarette Tax) 5.75% 6/15/34	965,000	703,890
New York State Dormitory Authority State Personal
Income Tax Revenue Series B 5.25% 3/15/38	500,000	507,400
New York State Urban Development Corporation Revenue
State Personal Income Tax Series A-1 5.00% 12/15/28	1,000,000	1,011,520
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	168,000	174,466

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	$1,200,000	$881,136
Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	329,370
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A
5.375% 11/1/24	1,000,000	732,260
5.50% 11/1/27	500,000	351,555
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	985,000	709,968
		9,294,416
State General Obligation Bonds – 1.76%
Virginia State Series B 5.00% 6/1/18	1,000,000	1,167,140
		1,167,140
Transportation Revenue Bonds – 3.38%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	315,365
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I LLC Project) Series A
5.50% 7/1/28 (AMT)	905,000	599,409
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo Obligated Group Project)
6.75% 1/1/23 (AMT)	1,160,000	921,434
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	397,050
		2,233,258
Total Municipal Bonds (cost $78,270,840)		64,953,923

Value

Total Value of Securities – 98.19%
(cost $78,270,840)	$64,953,923
Receivables and Other Assets
Net of Liabilities – 1.81%	1,194,534
Net Assets Applicable to 8,233,118
Shares Outstanding – 100.00%	$66,148,457

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($58,240,401 / 7,252,154 Shares)	$8.03
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($2,029,271 / 252,149 Shares)	$8.05
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($5,877,700 / 728,680 Shares)	$8.07
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($1,085 / 135.1 Shares)	$8.03

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$86,538,634
Distributions in excess of net investment income	(3,409)
Accumulated net realized loss on investments	(7,069,851)
Net unrealized depreciation of investments	(13,316,917)
Total net assets	$66,148,457

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $571,760, which represented 0.86% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$8.03
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

44

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$14,126,790	$8,706,730	$2,308,265

Expenses:
Management fees	1,430,567	1,030,029	185,116
Distribution expenses – Class A	601,869	577,336	73,707
Distribution expenses – Class B	50,122	5,048	12,650
Distribution expenses – Class C	81,982	129,149	29,996
Dividend disbursing and transfer
agent fees and expenses	197,017	236,387	24,966
Accounting and administration expenses	104,546	82,402	13,463
Registration fees	47,432	34,444	22,903
Legal and professional fees	32,807	22,142	6,243
Reports and statements to shareholders	29,454	25,447	3,992
Audit and tax	20,838	16,062	7,399
Trustees’ fees	16,910	13,329	2,216
Insurance fees	9,371	7,063	1,012
Pricing fees	8,853	8,885	4,611
Custodian fees	4,691	3,661	699
Consulting fees	3,408	1,973	472
Trustees’ expenses	1,528	1,197	205
Due and services	1,503	882	137
Taxes (other than taxes on income)	1,300	539	189
	2,644,198	2,195,975	389,976
Less expenses absorbed or waived	(332,283)	(240,858)	(53,338)
Less waived distribution expenses – Class A	—	(288,668)	—
Less expense paid indirectly	(1,825)	(1,433)	(247)
Total operating expenses	2,310,090	1,665,016	336,391
Net Investment Income	11,816,700	7,041,714	1,971,874

46

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	$(7,095,439)	$(2,611,288)	$ (1,599,400)
Net change in unrealized appreciation/
depreciation of investments	(21,852,346)	(4,180,021)	(10,635,312)
Net Realized and Unrealized Loss
on Investments	(28,947,785)	(6,791,309)	(12,234,712)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(17,131,085)	$ 250,405	$(10,262,838)

See accompanying notes

47

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,816,700	$27,617,892
Net realized loss on investments	(7,095,439)	(9,007,332)
Net change in unrealized appreciation/depreciation
of investments	(21,852,346)	(6,388,968)
Net increase (decrease) in net assets resulting
from operations	(17,131,085)	12,221,592

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,315,258)	(26,581,925)
Class B	(190,174)	(470,633)
Class C	(310,941)	(565,334)
Institutional Class	(7)	—
	(11,816,380)	(27,617,892)

Capital Share Transactions:
Proceeds from shares sold:
Class A	95,208,285	37,572,215
Class B	62,137	293,560
Class C	3,915,067	4,557,451
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,250,502	13,138,217
Class B	99,169	251,193
Class C	220,384	410,918
Institutional Class	7	—
	105,756,573	56,223,554

48

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(69,412,600)	$(260,772,109)
Class B	(1,795,363)	(5,722,909)
Class C	(1,744,921)	(4,798,596)
	(72,952,884)	(271,293,614)
Increase (decrease) in net assets derived from
capital share transactions	32,803,689	(215,070,060)
Net Increase (Decrease) in Net Assets	3,856,224	(230,466,360)

Net Assets:
Beginning of period	539,274,944	769,741,304
End of period	$543,131,168	$539,274,944

Undistributed net investment income	$2,110	$1,790

See accompanying notes

49

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,041,714	$12,913,451
Net realized loss on investments	(2,611,288)	(3,995,267)
Net change in unrealized appreciation/depreciation
of investments	(4,180,021)	4,897,895
Net increase in net assets resulting
from operations	250,405	13,816,079

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,663,432)	(12,238,496)
Class B	(13,206)	(39,714)
Class C	(336,729)	(667,017)
Institutional Class	(6)	—
	(7,013,373)	(12,945,227)

Capital Share Transactions:
Proceeds from shares sold:
Class A	123,336,857	206,786,111
Class B	92,295	131,370
Class C	8,913,065	7,290,130
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,623,260	9,108,623
Class B	9,701	31,547
Class C	242,464	429,923
Institutional Class	5	—
	137,218,669	223,777,704

50

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(124,389,183)	$(115,146,849)
Class B	(414,425)	(680,553)
Class C	(3,092,765)	(11,178,428)
	(127,896,373)	(127,005,830)
Increase in net assets derived from
capital share transactions	9,322,296	96,771,874
Net Increase in Net Assets	2,559,328	97,642,726

Net Assets:
Beginning of period	433,880,640	336,237,914
End of period	$436,439,968	$433,880,640

Distributions in excess of net investment income	$(3,435)	$(31,776)

See accompanying notes

51

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,971,874	$3,633,791
Net realized gain (loss) on investments	(1,599,400)	245,645
Net change in unrealized appreciation/depreciation
of investments	(10,635,312)	(4,249,383)
Net decrease in net assets resulting
from operations	(10,262,838)	(369,947)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,750,261)	(3,214,246)
Class B	(65,539)	(176,575)
Class C	(155,369)	(242,971)
Institutional Class	(11)	—
	(1,971,180)	(3,633,792)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,943,251	17,354,089
Class B	241,772	54,983
Class C	1,025,596	3,638,033
Institutional Class	1,016	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,094,000	1,920,956
Class B	28,874	62,814
Class C	105,415	164,618
Institutional Class	10	—
	8,439,934	23,195,493

52

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,884,915)	$(13,185,106)
Class B	(926,861)	(2,736,136)
Class C	(1,141,153)	(1,338,113)
	(7,952,929)	(17,259,355)
Increase in net assets derived from
capital share transactions	487,005	5,936,138
Net Increase (Decrease) in Net Assets	(11,747,013)	1,932,399

Net Assets:
Beginning of period	77,895,470	75,963,071
End of period	$66,148,457	$77,895,470

Distributions in excess of net investment income	$(3,409)	$(4,103)

See accompanying notes

53

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

54

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.970	$11.230	$11.570	$11.760	$11.460	$11.170

0.233	0.462	0.466	0.458	0.512	0.538
(0.610)	(0.260)	(0.337)	(0.186)	0.300	0.290
(0.377)	0.202	0.129	0.272	0.812	0.828

(0.233)	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)
(0.233)	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)

$10.360	$10.970	$11.230	$11.570	$11.760	$11.460

(3.40% )	1.82%	1.08%	2.42%	7.23%	7.54%

$515,450	$510,822	$735,584	$656,813	$453,982	$456,192
0.84%	0.85%	0.87%	0.86%	0.86%	0.87%

0.97%	0.94%	0.95%	1.00%	0.98%	0.93%
4.55%	4.13%	4.03%	3.97%	4.43%	4.72%

4.42%	4.04%	3.95%	3.83%	4.31%	4.66%
37%	28%	36%	41%	47%	32%

55

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

56

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.960	$11.230	$11.570	$11.760	$11.460	$11.170

0.194	0.378	0.378	0.370	0.423	0.449
(0.600)	(0.270)	(0.337)	(0.186)	0.300	0.290
(0.406)	0.108	0.041	0.184	0.723	0.739

(0.194)	(0.378)	(0.381)	(0.374)	(0.423)	(0.449)
(0.194)	(0.378)	(0.381)	(0.374)	(0.423)	(0.449)

$10.360	$10.960	$11.230	$11.570	$11.760	$11.460

(3.68% )	0.96%	0.32%	1.63%	6.42%	6.71%

$9,523	$11,812	$17,286	$22,189	$16,507	$22,396
1.60%	1.61%	1.63%	1.63%	1.63%	1.65%

1.73%	1.70%	1.71%	1.73%	1.71%	1.71%
3.79%	3.37%	3.27%	3.20%	3.66%	3.94%

3.66%	3.28%	3.19%	3.10%	3.58%	3.88%
37%	28%	36%	41%	47%	32%

57

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.970	$11.230	$11.570	$11.760	$11.460	$11.170

0.194	0.377	0.378	0.370	0.423	0.449
(0.600)	(0.260)	(0.337)	(0.186)	0.300	0.290
(0.406)	0.117	0.041	0.184	0.723	0.739

(0.194)	(0.377)	(0.381)	(0.374)	(0.423)	(0.449)
(0.194)	(0.377)	(0.381)	(0.374)	(0.423)	(0.449)

$10.370	$10.970	$11.230	$11.570	$11.760	$11.460

(3.67% )	0.96%	0.41%	1.63%	6.42%	6.71%

$18,157	$16,641	$16,871	$15,110	$5,963	$5,784
1.60%	1.61%	1.63%	1.63%	1.63%	1.65%

1.73%	1.70%	1.71%	1.73%	1.71%	1.71%
3.79%	3.37%	3.27%	3.20%	3.66%	3.94%

3.66%	3.28%	3.19%	3.10%	3.58%	3.88%
37%	28%	36%	41%	47%	32%

59

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$10.020

Income from investment operations:
Net investment income	0.079
Net realized and unrealized gain on investments	0.340
Total from investment operations	0.419

Less dividends and distributions from:
Net investment income	(0.079)
Total dividends and distributions	(0.079)

Net asset value, end of period	$10.360

Total return[2]	3.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%
Ratio of net investment income to average net assets	4.74%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.61%
Portfolio turnover	37% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

60

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

See accompanying notes

62

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.250	$11.210	$11.470	$11.610	$11.390	$11.010

0.188	0.383	0.414	0.408	0.410	0.419
(0.170)	0.041	(0.260)	(0.140)	0.220	0.380
0.018	0.424	0.154	0.268	0.630	0.799

(0.188)	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)
(0.188)	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)

$11.080	$11.250	$11.210	$11.470	$11.610	$11.390

0.19%	3.83%	1.34%	2.38%	5.63%	7.36%

$404,897	$407,729	$306,215	$204,525	$120,273	$77,448
0.75%	0.75%	0.76%	0.75%	0.79%	0.80% [3]

1.02%	1.03%	1.03%	1.07%	1.11%	1.09%
3.47%	3.38%	3.60%	3.56%	3.55%	3.70%

3.20%	3.10%	3.33%	3.24%	3.23%	3.41%
39%	28%	40%	37%	18%	27%

63

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

64

Six Months Ended	Year Ended
2/28/08[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.200	$11.460	$11.610	$11.380	$11.010

0.142	0.287	0.317	0.311	0.313	0.323
(0.170)	0.041	(0.260)	(0.150)	0.230	0.370
(0.028)	0.328	0.057	0.161	0.543	0.693

(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)
(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)

$11.070	$11.240	$11.200	$11.460	$11.610	$11.380

(0.23% )	2.95%	0.48%	1.43%	4.83%	6.36%

$934	$1,272	$1,786	$2,413	$3,203	$3,743
1.60%	1.60%	1.61%	1.60%	1.64%	1.65% [3]

1.72%	1.73%	1.73%	1.77%	1.81%	1.79%
2.62%	2.53%	2.75%	2.71%	2.70%	2.85%

2.50%	2.40%	2.63%	2.54%	2.53%	2.71%
39%	28%	40%	37%	18%	27%

65

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

66

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.200	$11.470	$11.610	$11.390	$11.010

0.142	0.287	0.317	0.311	0.313	0.323
(0.160)	0.041	(0.270)	(0.140)	0.220	0.380
(0.018)	0.328	0.047	0.171	0.533	0.703

(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)
(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)

$11.080	$11.240	$11.200	$11.470	$11.610	$11.390

(0.14% )	2.95%	0.39%	1.52%	4.74%	6.45%

$30,608	$24,880	$28,237	$28,004	$25,125	$19,201
1.60%	1.60%	1.61%	1.60%	1.64%	1.65% [3]

1.72%	1.73%	1.73%	1.77%	1.81%	1.79%
2.62%	2.53%	2.75%	2.71%	2.70%	2.85%

2.50%	2.40%	2.63%	2.54%	2.53%	2.71%
39%	28%	40%	37%	18%	27%

67

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$10.800

Income from investment operations:
Net investment income	0.064
Net realized and unrealized gain on investments	0.280
Total from investment operations	0.344

Less dividends and distributions from:
Net investment income	(0.064)
Total dividends and distributions	(0.064)

Net asset value, end of period	$11.080

Total return[2]	3.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.72%
Ratio of net investment income to average net assets	3.49%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.37%
Portfolio turnover	39% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

68

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

70

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.510	$10.030	$10.320	$10.380	$10.010	$9.730

0.244	0.484	0.482	0.477	0.503	0.496
(1.480)	(0.520)	(0.290)	(0.060)	0.371	0.280
(1.236)	(0.036)	0.192	0.417	0.874	0.776

(0.244)	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)
(0.244)	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)

$8.030	$9.510	$10.030	$10.320	$10.380	$10.010

(13.00% )	(0.37% )	1.82%	4.15%	8.93%	8.13%

$58,240	$67,762	$65,143	$68,663	$66,451	$56,698
0.90%	0.90%	0.91%	0.90%	0.93%	1.00%

1.06%	1.04%	1.03%	1.02%	1.01%	1.02%
5.94%	4.94%	4.66%	4.66%	4.92%	5.00%

5.78%	4.80%	4.54%	4.54%	4.84%	4.98%
43%	24%	37%	73%	36%	46%

71

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

72

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.530	$10.050	$10.350	$10.400	$10.030	$9.760

0.213	0.410	0.404	0.400	0.426	0.421
(1.480)	(0.520)	(0.300)	(0.050)	0.371	0.270
(1.267)	(0.110)	0.104	0.350	0.797	0.691

(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)
(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)

$8.050	$9.530	$10.050	$10.350	$10.400	$10.030

(13.41% )	(1.12% )	0.96%	3.47%	8.10%	7.20%

$2,029	$3,135	$5,972	$9,519	$13,046	$14,534
1.65%	1.65%	1.66%	1.65%	1.68%	1.75%

1.81%	1.79%	1.78%	1.77%	1.76%	1.77%
5.19%	4.19%	3.91%	3.91%	4.17%	4.25%

5.03%	4.05%	3.79%	3.79%	4.09%	4.23%
43%	24%	37%	73%	36%	46%

73

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

74

Six Months Ended	Year Ended
2/28/08[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.550	$10.070	$10.360	$10.420	$10.040	$9.770

0.213	0.410	0.404	0.400	0.426	0.421
(1.480)	(0.520)	(0.290)	(0.060)	0.381	0.270
(1.267)	(0.110)	0.114	0.340	0.807	0.691

(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)
(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)

$8.070	$9.550	$10.070	$10.360	$10.420	$10.040

(13.38% )	(1.12% )	1.06%	3.36%	8.19%	7.19%

$5,878	$6,998	$4,848	$5,332	$5,234	$4,798
1.65%	1.65%	1.66%	1.65%	1.68%	1.75%

1.81%	1.79%	1.78%	1.77%	1.76%	1.77%
5.19%	4.19%	3.91%	3.91%	4.17%	4.25%

5.03%	4.05%	3.79%	3.79%	4.09%	4.23%
43%	24%	37%	73%	36%	46%

75

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$7.590

Income from investment operations:
Net investment income	0.085
Net realized and unrealized gain on investments	0.440
Total from investment operations	0.525

Less dividends and distributions from:
Net investment income	(0.085)
Total dividends and distributions	(0.085)

Net asset value, end of period	$8.030

Total return[2]	6.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.81%
Ratio of net investment income to average net assets	6.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	6.26%
Portfolio turnover	43% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

76

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2009 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

77

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each a Board and collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

78

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC as contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, through December 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

79

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$13,068	$10,300	$1,683

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2009 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free USA Intermediate Fund.

80

At February 28, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$177,342	$131,615	$20,011
Dividend disbursing,
transfer agent and fund
accounting oversight fees
and other expenses
payable to DSC	35,145	42,467	4,419
Distribution fees payable
to DDLP	117,756	70,707	17,418
Other expenses payable to DMC
and affiliates*	45,095	35,331	6,484

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$19,244	$16,222	$2,582

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$13,792	$13,374	$6,236

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$—
Class B	3,175	—	2,421
Class C	1,264	2,122	1,399

81

Notes to financial statements
Delaware National Tax-Free Funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$118,621,007	$85,517,605	$14,258,424
Sales	93,730,289	78,684,404	14,118,627

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$548,248,120	$439,701,769	$ 78,310,740
Aggregate unrealized
appreciation	$ 28,275,110	$ 12,498,742	$ 1,396,296
Aggregate unrealized
depreciation	(41,761,688)	(13,316,640)	(14,753,113)
Net unrealized
depreciation	$ (13,486,578)	$ (817,898)	$(13,356,817)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

82

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 1	$ —	$ —	$ —
Level 2	534,761,542	438,883,871	64,953,923
Level 3	—	—	—
Total	$534,761,542	$438,883,871	$64,953,923

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009 and the year ended August 31, 2008 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/09*
Tax-exempt income	$11,806,144	$ 7,013,373	$1,970,925
Ordinary income	10,236	—	255
Total	$11,816,380	$ 7,013,373	$1,971,180

Year ended 8/31/08
Tax-exempt income	$27,608,512	$12,780,404	$3,633,792
Ordinary income	9,380	164,823	—
Total	$27,617,892	$12,945,227	$3,633,792

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

83

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$573,655,709	$446,324,608	$ 86,538,634
Distributions payable	(406,088)	(235,252)	(67,436)
Undistributed tax-exempt
income	408,198	231,817	64,027
Realized losses
9/1/08 – 2/28/09	(10,519,082)	(5,773,119)	(374,735)
Post-October losses	(5,767,554)	(788,157)	(1,224,665)
Capital loss carryforward
as of 8/31/08	(753,437)	(2,502,031)	(5,430,551)
Unrealized depreciation
of investments	(13,486,578)	(817,898)	(13,356,817)
Net assets	$543,131,168	$436,439,968	$ 66,148,457

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2009	$ 72,146	$ —	$3,025,716
2010	—	—	70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
2016	681,291	2,127,384	—
Total	$753,437	$2,502,031	$5,430,551

84

For the six months ended February 28, 2009, the Funds had capital losses which may increase capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$(10,519,082)	$(5,773,119)	$(374,735)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08
Shares sold:
Class A	9,389,645	3,388,412	11,293,290	18,324,376	711,256	1,773,356
Class B	6,259	26,584	8,486	11,589	30,773	5,607
Class C	382,911	406,318	814,657	646,630	120,045	372,132
Institutional Class	102	—	95	—	134	—

Shares issued upon reinvestment of dividends and distributions:
Class A	606,574	1,177,951	423,294	807,682	133,617	196,831
Class B	9,628	22,514	891	2,797	3,525	6,395
Class C	21,386	36,841	22,199	38,135	12,816	16,806
Institutional Class	1	—	—	—	1	—
	10,416,506	5,058,620	12,562,912	19,831,209	1,012,167	2,371,127

Shares repurchased:
Class A	(6,824,544)	(23,486,561)	(11,427,816)	(10,209,726)	(720,989)	(1,336,737)
Class B	(173,857)	(511,114)	(38,220)	(60,640)	(111,205)	(277,041)
Class C	(169,194)	(428,319)	(286,563)	(992,295)	(137,185)	(137,313)
	(7,167,595)	(24,425,994)	(11,752,599)	(11,262,661)	(969,379)	(1,751,091)

Net increase (decrease)	3,248,911	(19,367,374)	810,313	8,568,548	42,788	620,036

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

85

Notes to financial statements
Delaware National Tax-Free Funds

6. Capital Shares (continued)

		Six Months
		Ended			Year Ended
		2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	32,499	32,478	$340,398	227,491	227,437	$2,547,827
Delaware Tax-Free
USA Intermediate Fund	15,718	15,715	172,321	30,904	30,876	346,313
Delaware National High-Yield
Municipal Bond Fund	11,367	11,382	87,771	101,537	101,780	1,007,808

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of February 28, 2009, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on

86

the value of insured bonds held in a Fund. At February 28, 2009, 27% of Delaware Tax-Free USA Fund’s net assets, 18% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified on the statements of net assets.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s), Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

87

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

88

About the organization

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

89

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

90

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2009

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	9

Statements of operations	44

Statements of changes in net assets	46

Financial highlights	56

Notes to financial statements	86

About the organization	99

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$992.60	0.75%	$3.71
Class B	1,000.00	988.00	1.50%	7.39
Class C	1,000.00	988.00	1.50%	7.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,017.36	1.50%	7.50
Class C	1,000.00	1,017.36	1.50%	7.50

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$954.60	0.88%	$4.26
Class B	1,000.00	952.20	1.63%	7.89
Class C	1,000.00	952.00	1.63%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.71	1.63%	8.15
Class C	1,000.00	1,016.71	1.63%	8.15

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$972.40	0.92%	$4.50
Class B	1,000.00	969.70	1.67%	8.16
Class C	1,000.00	968.80	1.67%	8.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

2

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,004.70	0.87%	$4.32
Class B	1,000.00	1,001.00	1.62%	8.04
Class C	1,000.00	1,001.00	1.62%	8.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$990.80	0.85%	$4.20
Class B	1,000.00	988.10	1.60%	7.89
Class C	1,000.00	988.10	1.60%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

3

Sector allocations and credit quality breakdowns
Delaware Tax-Free Arizona Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.98%
Corporate Revenue Bonds	1.29%
Education Revenue Bonds	6.06%
Electric Revenue Bonds	5.34%
Escrowed to Maturity Bonds	0.29%
Health Care Revenue Bonds	5.44%
Housing Revenue Bonds	2.07%
Lease Revenue Bonds	10.42%
Local General Obligation Bonds	7.86%
Pre-Refunded Bonds	30.55%
Special Tax Revenue Bonds	8.64%
State General Obligation Bonds	4.75%
Transportation Revenue Bonds	4.98%
Water & Sewer Revenue Bonds	11.29%
Short-Term Investment	0.09%
Total Value of Securities	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	26.97%
AA	43.78%
A	18.23%
BBB	11.02%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

4

Delaware Tax-Free California Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.28%
Education Revenue Bonds	12.40%
Electric Revenue Bonds	3.79%
Health Care Revenue Bonds	6.47%
Housing Revenue Bonds	9.19%
Lease Revenue Bonds	7.66%
Local General Obligation Bonds	15.66%
Pre-Refunded Bonds	13.87%
Special Tax Revenue Bonds	10.98%
State General Obligation Bonds	4.83%
Transportation Revenue Bonds	3.48%
Water & Sewer Revenue Bonds	7.95%
Short-Term Investments	2.72%
Money Market Instrument	1.45%
Variable Rate Demand Note	1.27%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.32%
AA	23.56%
A	17.15%
BBB	10.91%
Not Rated	8.06%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

5

Sector allocations and credit quality breakdowns
Delaware Tax-Free Colorado Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.47%
Education Revenue Bonds	10.48%
Electric Revenue Bonds	5.35%
Escrowed to Maturity Bonds	2.37%
Health Care Revenue Bonds	13.30%
Housing Revenue Bonds	1.56%
Lease Revenue Bonds	2.73%
Local General Obligation Bonds	14.50%
Pre-Refunded Bonds	34.21%
Special Tax Revenue Bonds	6.02%
State General Obligation Bonds	3.70%
Transportation Revenue Bonds	2.51%
Water & Sewer Revenue Bonds	1.74%
Short-Term Investment	0.14%
Total Value of Securities	98.61%
Receivables and Other Assets Net of Liabilities	1.39%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	24.06%
AA	33.13%
A	19.31%
BBB	13.82%
Not Rated	9.68%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

6

Delaware Tax-Free Idaho Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.89%
Corporate Revenue Bonds	5.45%
Education Revenue Bonds	11.20%
Electric Revenue Bonds	1.10%
Escrowed to Maturity Bonds	2.05%
Health Care Revenue Bonds	6.00%
Housing Revenue Bonds	6.86%
Lease Revenue Bonds	5.49%
Local General Obligation Bonds	25.82%
Pre-Refunded Bonds	15.75%
Special Tax Revenue Bonds	7.29%
State General Obligation Bonds	2.65%
Transportation Revenue Bonds	4.66%
Water & Sewer Revenue Bonds	3.57%
Short-Term Investment	1.99%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	41.63%
AA	22.85%
A	18.78%
BBB	14.40%
BB	1.99%
Not Rated	0.35%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

7

Sector allocations and credit quality breakdowns
Delaware Tax-Free New York Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.99%
Corporate Revenue Bonds	4.48%
Education Revenue Bonds	15.75%
Electric Revenue Bonds	3.52%
Health Care Revenue Bonds	7.06%
Housing Revenue Bonds	0.95%
Lease Revenue Bonds	4.64%
Local General Obligation Bonds	2.83%
Pre-Refunded Bonds	19.84%
Special Tax Revenue Bonds	19.72%
State General Obligation Bonds	2.54%
Transportation Revenue Bonds	13.55%
Water & Sewer Revenue Bonds	2.11%
Short-Term Investment	2.23%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	29.61%
AA	36.57%
A	18.92%
BBB	10.56%
BB	3.78%
Not Rated	0.56%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

8

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.98%
Corporate Revenue Bonds – 1.29%
Maricopa County Pollution Control
(Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,594,460
		1,594,460
Education Revenue Bonds – 6.06%
Arizona State Board of Regents
(University of Arizona) 5.00% 6/1/21	1,255,000	1,353,379
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	1,926,000
Energy Management Services (University of Arizona-
Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,625,730
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	597,370
South Campus Group Student Housing Revenue
(University of Arizona-South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	960,770
Tucson Industrial Development Authority
(University of Arizona-Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	919,760
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	87,029
		7,470,038
Electric Revenue Bonds – 5.34%
Mesa Utilities System Revenue
5.00% 7/1/18 (MBIA) (FGIC)	2,150,000	2,318,754
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	1,430,000	1,271,999
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series A 5.00% 1/1/22	1,000,000	1,064,620
Series B 5.00% 1/1/31 (MBIA)	2,000,000	1,922,760
		6,578,133
Escrowed to Maturity Bonds – 0.29%
Phoenix Street & Highway User Revenue (Senior Lien)
6.50% 7/1/09 (AMBAC)	350,000	357,294
		357,294

9

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 5.44%
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	$2,500,000	$1,679,625
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Health Care West)
Series A 5.50% 7/1/26	1,000,000	923,660
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Health Care)
Series A 5.25% 9/1/30	1,250,000	1,041,913
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	649,256
5.00% 7/1/35	1,000,000	723,850
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,685,280
		6,703,584
Housing Revenue Bonds – 2.07%
Pima County Industrial Development Authority
Single Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	15,000	15,015
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	45,000	45,722
Yuma Industrial Development Authority
Multifamily Housing Revenue
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,489,643
		2,550,380
Lease Revenue Bonds – 10.42%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration
Building Project) 5.00% 7/1/32	1,300,000	1,180,127
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	577,409
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	826,680
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	1,894,820

10

		Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
	Pinal County Certificates of Participation
	5.00% 12/1/29	$1,300,000	$1,115,699
	5.125% 6/1/21 (AMBAC)	4,000,000	4,054,760
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities) Series D
	5.25% 7/1/27	470,000	408,891
	5.25% 7/1/36	270,000	222,051
	Salt River Project Arizona Agricultural Improvement &
	Power District Certificates of Participation
	5.00% 12/1/18 (MBIA)	1,500,000	1,573,575
	University of Arizona Certificates of Participation
	Series B 5.00% 6/1/31 (AMBAC)	1,000,000	988,020
			12,842,032
Local General Obligation Bonds – 7.86%
	Chandler 5.00% 7/1/17	1,935,000	2,229,527
	Cochise County Unified School District #68
	(Sierra Vista) 7.50% 7/1/10 (MBIA) (FGIC)	1,000,000	1,074,100
	Coconino & Yavapai Counties Joint Unified School
	District #9 (Sedona Oak Creek Project of 2007)
	Series A 4.50% 7/1/18 (FSA)	1,520,000	1,688,826
	Series B 5.375% 7/1/28	1,350,000	1,361,097
	DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	849,890
Φ	Gila County Unified School District #10
	(Payson School Improvement-Project of 2006)
	Series A 1.00% 7/1/27 (AMBAC)	1,000,000	924,110
	Maricopa County Unified School District #41
	(Gilbert School Improvement-Projects of
	2005 & 2007) 3.25% 7/1/15	1,500,000	1,548,660
			9,676,210
§Pre-Refunded Bonds – 30.55%
	Arizona State Board of Regents Certificates of
	Participation (University of Arizona-Main Campus)
	Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,356,200
	Glendale Industrial Development Authority
	Revenue (Midwestern University)
	Series A 5.875% 5/15/31-11	1,000,000	1,102,620
	Mesa Industrial Development Authority
	Revenue (Discovery Health Systems)
	Series A 5.625% 1/1/29-10 (MBIA)	9,000,000	9,440,999

11

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall LLC Project)
5.50% 9/15/27-10 (AMBAC)	$3,000,000	$3,207,150
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Ventana Palms Apartments Project)
Series A 6.20% 10/1/34-09 (MBIA)	940,000	990,704
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,478,319
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	871,050
5.00% 7/1/40-15	590,000	685,226
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.00% 7/1/27-12	1,000,000	1,113,560
5.125% 7/1/31-11	705,000	768,513
Puerto Rico Commonwealth Revenue
Series B 5.00% 7/1/35-16	2,000,000	2,344,500
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,987,283
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,797,329
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,402,355
Series I 5.25% 7/1/33-14	5,000	5,634
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Health Care) 5.70% 12/1/21-11	500,000	557,010
Scottsdale Municipal Property Corporation Excise
Tax Revenue 5.00% 7/1/21-16	1,505,000	1,755,417
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,642,178
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	1,015,366
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,112,390
		37,633,803
Special Tax Revenue Bonds – 8.64%
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,655,820

12

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (MBIA)	$2,500,000	$2,451,250
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	1,350,000	1,239,705
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	963,000	686,658
Mesa Street & Highway Revenue 5.00% 7/1/20 (FSA)	1,000,000	1,098,570
Peoria Municipal Development Authority Transition
Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien & Subordinated Lien) 4.50% 1/1/16	1,000,000	1,101,910
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,403,907
		10,637,820
State General Obligation Bonds – 4.75%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,713,197
5.50% 7/1/19	1,300,000	1,228,786
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	459,840
5.125% 7/1/31	2,000,000	1,661,660
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	783,560
		5,847,043
Transportation Revenue Bonds – 4.98%
Arizona State Transportation Board Grant Anticipation
Notes 5.00% 7/1/14	1,500,000	1,692,075
Arizona State Transportation Board Highway Revenue
Series A 5.00% 7/1/23	1,000,000	1,042,510
Phoenix Civic Improvement Corporation Airport
Revenue Series B
5.25% 7/1/27 (MBIA) (FGIC) (AMT)	1,000,000	878,760
5.25% 7/1/32 (MBIA) (FGIC) (AMT)	3,000,000	2,520,870
		6,134,215
Water & Sewer Revenue Bonds – 11.29%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/14	1,500,000	1,713,555

13

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Glendale Water & Sewer Revenue (Senior Lien)
5.00% 7/1/28 (AMBAC)	$2,000,000	$1,956,200
Phoenix Civic Improvement Corporation
Wastewater Systems Revenue
5.00% 7/1/19 (MBIA)	2,750,000	3,029,400
(Junior Lien) 5.00% 7/1/24 (MBIA) (FGIC)	1,000,000	1,004,980
Phoenix Civic Improvement Corporation Water Systems
Revenue (Junior Lien) 5.00% 7/1/26 (MBIA) (FGIC)	3,750,000	3,750,900
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	190,797
4.00% 7/1/15	500,000	546,810
4.00% 7/1/16	375,000	409,624
5.25% 7/1/22	1,150,000	1,308,332
		13,910,598
Total Municipal Bonds (cost $123,687,058)		121,935,610

	Number of shares
Short-Term Investment – 0.09%
Money Market Instrument – 0.09%
Federated Arizona Municipal Cash Trust	114,789	114,789
Total Short-Term Investment (cost $114,789)		114,789

Total Value of Securities – 99.07%
(cost $123,801,847)		122,050,399
Receivables and Other Assets
Net of Liabilities – 0.93%		1,140,838
Net Assets Applicable to 11,590,105
Shares Outstanding – 100.00%		$123,191,237

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($108,716,317 / 10,230,203 Shares)		$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($7,597,112 / 714,377 Shares)		$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,877,808 / 645,525 Shares)		$10.65

14

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$127,901,846
Undistributed net investment income	267
Accumulated net realized loss on investments	(2,959,428)
Net unrealized depreciation of investments	(1,751,448)
Total net assets	$123,191,237

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2009.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.63
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

15

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.28%
Education Revenue Bonds – 12.40%
California Educational Facilities Authority Revenue
(Claremont McKenna College) 5.00% 1/1/39	$1,000,000	$975,700
(University of Southern California)
Series A 5.00% 10/1/39	1,000,000	999,950
(University of the Pacific) Un-Refunded Balance
5.75% 11/1/30 (MBIA)	310,000	310,363
(Woodbury University) 5.00% 1/1/36	1,000,000	637,720
California Municipal Finance Authority Educational
Revenue (American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	636,800
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	587,640
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	790,280
(Windrush School Project) 5.50% 7/1/37	1,000,000	591,760
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	809,010
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	903,970
University of California Revenue (Multiple Purpose Projects)
Series L 5.00% 5/15/16	225,000	255,292
Series L 5.00% 5/15/19	850,000	930,827
Series Q 5.00% 9/1/20 (FSA)	1,290,000	1,356,705
		9,786,017
Electric Revenue Bonds – 3.79%
California Department of Water Resources Power
Supply Revenue Series H 5.00% 5/1/17	1,000,000	1,099,930
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	858,021
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,030,430
		2,988,381
Health Care Revenue Bonds – 6.47%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations (San Diego
Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,200,300

16

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series G 5.25% 7/1/23	$1,000,000	$946,390
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	872,080
California Infrastructure & Economic Development
Bank Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	905,520
California Statewide Communities Development Authority
Revenue
(Presbyterian Homes Senior Living)
Series A 4.875% 11/15/36	1,000,000	622,030
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	557,950
		5,104,270
Housing Revenue Bonds – 9.19%
California Housing Finance Agency
Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	914,050
Series M 5.95% 8/1/25 (AMT)	1,000,000	952,660
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,626,102
•(Silver Ridge Apartments) Series H
5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,029,960
Palm Springs Mobile Home Park Revenue
(Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	760,540
Santa Clara County Multifamily Housing Authority
Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	990,090
Ventura County Area Multifamily Housing Authority
Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	963,000	983,156
		7,256,558
Lease Revenue Bonds – 7.66%
California State Public Works Board Lease
Revenue (Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	929,260
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,046,290
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	991,916

17

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	$700,000	$644,168
San Diego County Certificates of Participation
5.75% 7/1/31 (MBIA)	1,000,000	972,960
San Diego County Regional Building Authority Lease
Revenue (County Operations & Annexation Center)
Series A 5.375% 2/1/36	1,000,000	983,880
^ San Mateo Unified High School District Certificates of
Participation Capital Appreciation (Partnership Phase I
Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	474,550
		6,043,024
Local General Obligation Bonds – 15.66%
^ Anaheim School District Election 2002
4.58% 8/1/25 (MBIA)	1,250,000	480,525
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,016,120
Desert Community College District Election 2004
Series C 5.00% 8/1/37 (FSA)	1,050,000	1,012,914
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (MBIA)	500,000	510,545
Grossmont Union High School District Election 2004
5.00% 8/1/23 (MBIA)	1,000,000	1,029,460
Lawndale Elementary School District
Series B 5.00% 8/1/32 (FSA)	1,000,000	983,690
Los Angeles Community College District Election 2001
Series E-1 5.00% 8/1/33	1,000,000	971,130
Los Angeles Unified School District
Series B 4.75% 7/1/19 (FSA)	1,000,000	1,067,940
Monterey Peninsula Community College District
Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,073,550
San Diego Unified School District
Series E 5.00% 7/1/28 (FSA)	2,000,000	2,138,160
Santa Barbara Community College
Series A 5.25% 8/1/33	1,000,000	1,011,080
Sierra Joint Community College Improvement District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,060,520
		12,355,634

18

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 13.87%
California Department of Water Resources (Central
Valley Project) Series X 5.00% 12/1/29-12 (FGIC)	$5,000	$5,639
California State
5.00% 2/1/33-14	1,000,000	1,145,310
5.00% 2/1/33-14 (MBIA)	1,000,000	1,145,310
Commerce Joint Powers Financing Authority
Revenue (Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	68,267
Golden State Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,127,750
5.625% 6/1/33-13	1,000,000	1,132,800
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,742,100
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,172,250
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,139,240
Sacramento County Airport System Revenue
Series A 5.00% 7/1/32-12 (FSA)	1,000,000	1,114,950
Southern California Logistics Airport Authority
Tax Allocation 6.50% 12/1/31-11	1,000,000	1,153,550
		10,947,166
Special Tax Revenue Bonds – 10.98%
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	748,268
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	695,270
Lake Elsinore Public Financing Authority Tax Allocation
Series A 5.50% 9/1/30	1,000,000	816,840
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	322,385
Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	637,290
@ Palm Drive Health Care District Parcel Tax
Revenue 5.25% 4/1/30	2,000,000	1,198,240
Poway Redevelopment Agency Tax Allocation
Revenue 5.75% 6/15/33 (MBIA)	270,000	235,624

19

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Poway Unified School District Community Facilities
District #1 Special Tax Refunding 5.00% 10/1/17 (FSA)	$1,000,000	$1,125,650
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	953,430
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	290,460
San Bernardino County Special Tax Community
Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,642,540
		8,665,997
State General Obligation Bonds – 4.83%
California State Various Purpose 5.50% 11/1/33	1,000,000	998,570
• California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	577,101
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	540,000	540,292
5.25% 7/1/15	1,750,000	1,699,372
		3,815,335
Transportation Revenue Bonds – 3.48%
Bay Area Toll Authority Bridge Revenue
Series F 5.00% 4/1/22	1,000,000	1,050,040
Port of Oakland Revenue
Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	843,910
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	850,300
		2,744,250
Water & Sewer Revenue Bonds – 7.95%
California Department of Water Resources Systems
Revenue (Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,073,020
Series A 5.00% 12/1/24	1,000,000	1,051,540
Un-Refunded Balance Series X 5.00% 12/1/29 (FGIC)	995,000	996,612
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,185,598
Los Angeles Department of Water & Power Systems
Revenue Series A 5.00% 7/1/39	1,000,000	974,040
Metropolitan Water District Southern California Waterworks
Authority Revenue Series B-1 5.00% 10/1/36 (FGIC)	1,000,000	996,980
		6,277,790
Total Municipal Bonds (cost $82,014,562)		75,984,422

20

	Number of shares	Value
Short-Term Investments – 2.72%
Money Market Instrument – 1.45%
Federated California Municipal Cash Trust	1,144,744	$1,144,744
		1,144,744

	Principal amount
•Variable Rate Demand Note – 1.27%
California State Department of Water Resources & Power
Supply Revenue Subseries F-4 0.35% 5/1/22	$1,000,000	1,000,000
		1,000,000
Total Short-Term Investments (cost $2,144,744)		2,144,744

Total Value of Securities – 99.00%
(cost $84,159,306)		78,129,166
Receivables and Other Assets
Net of Liabilities – 1.00%		792,564
Net Assets Applicable to 7,814,295
Shares Outstanding – 100.00%		$78,921,730

Net Asset Value – Delaware Tax-Free California Fund
Class A ($60,647,310 / 6,008,153 Shares)		$10.09
Net Asset Value – Delaware Tax-Free California Fund
Class B ($5,332,613 / 526,137 Shares)		$10.14
Net Asset Value – Delaware Tax-Free California Fund
Class C ($12,941,807 / 1,280,005 Shares)		$10.11

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$86,657,165
Undistributed net investment income		2,943
Accumulated net realized loss on investments		(1,708,238)
Net unrealized depreciation of investments		(6,030,140)
Total net assets		$78,921,730

21

Statements of net assets
Delaware Tax-Free California Fund

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $1,198,240, which represented 1.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
BHAC — Insured by the Berkshire Hathaway Assurance Company
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.09
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

22

Delaware Tax-Free Colorado Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.47%
Education Revenue Bonds – 10.48%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$952,510
5.00% 9/1/35 (AMBAC)	1,000,000	950,710
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	1,932,004
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	833,370
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,227,236
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	4,198,481
(Pinnacle Charter School Project)
5.00% 6/1/33 (XLCA)	2,170,000	1,734,850
(University of Northern Colorado Student Housing
Project) 5.125% 7/1/37 (MBIA)	5,505,000	4,433,837
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,613,276
Colorado School Mines Auxillary Facilities
Revenue 5.00% 12/1/37 (AMBAC)	425,000	403,253
University of Colorado Enterprise System
Revenue Series A
5.00% 6/1/30 (AMBAC)	2,000,000	2,005,880
5.375% 6/1/26	1,000,000	1,008,050
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	2,750,000	1,987,068
		24,280,525
Electric Revenue Bonds – 5.35%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,012,200
Platte River Power Authority Colorado Revenue Series HH
5.00% 6/1/27	2,795,000	2,857,859
5.00% 6/1/29	2,355,000	2,383,119
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,134,824
		12,388,002

23

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds – 2.37%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	$5,000,000	$5,259,450
Galleria Metropolitan District 7.25% 12/1/09	230,000	241,459
		5,500,909
Health Care Revenue Bonds – 13.30%
Aurora Hospital Revenue (Children’s Hospital)
Series D 5.00% 12/1/23 (FSA)	2,775,000	2,727,048
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) Series E 5.125% 11/15/24	1,375,000	1,260,091
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	848,200
Series D 6.25% 10/1/33	2,000,000	2,068,360
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	965,025
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	3,411,550
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,441,080
Series A 5.25% 6/1/34	2,750,000	2,071,850
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	871,920
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,024,649
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,067,522
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	825,770
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	3,713,960
Denver Health & Hospital Authority Health Care
Revenue Series A 4.75% 12/1/36	1,500,000	940,470
Mesa County Residential Care Facilities Mortgage Revenue
(Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	475,000	356,535
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	1,690,000	1,218,237
		30,812,267
Housing Revenue Bonds – 1.56%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,595,883
Puerto Rico Housing Finance Authority Subordinate
Capital Foundation Modernization 5.125% 12/1/27	2,040,000	2,024,047
		3,619,930

24

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.73%
Colorado Educational & Cultural National
Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	$2,000,000	$2,012,320
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	675,000	675,189
El Paso County Certificates of Participation (Detention
Facilities Project) Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,489,065
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,227,495
Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	920,240
		6,324,309
Local General Obligation Bonds – 14.50%
Adams & Arapahoe Counties Joint School District
#28J (Aurora) 6.00% 12/1/28	2,500,000	2,733,450
Arapahoe County Water & Wastewater Public
Improvement District Refunding
Series A 5.125% 12/1/32 (MBIA)	2,555,000	2,402,773
Boulder Larimer & Weld Counties (St. Vrain Valley
School District #1J) 5.00% 12/15/33	2,500,000	2,489,250
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,915,399
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,136,668
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	998,830
Douglas County School District #1
(Douglas & Elbert Counties) Series B
5.00% 12/15/24	2,355,000	2,438,014
5.125% 12/15/25 (FSA)	2,000,000	2,028,420
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,117,707
Garfield County School District #2
5.00% 12/1/25 (FSA)	3,280,000	3,397,163
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,580,424
Gunnison Watershed Colorado School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,428,826
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,027,310

25

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	$1,500,000	$680,865
District #2 5.50% 12/15/37	1,200,000	612,960
Sand Creek Metropolitan District Refunding &
Improvement 5.00% 12/1/31 (XLCA)	500,000	398,435
Weld County School District #4 5.00% 12/1/19 (FSA)	1,085,000	1,216,220
		33,602,714
§Pre-Refunded Bonds – 34.21%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,606,400
Boulder County Hospital Revenue (Development Longmont
United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,418,800
Colorado Educational & Cultural Facilities Authority Revenue
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	2,000,000	2,251,740
(Renaissance Charter School Project) 6.75% 6/1/29-09	2,000,000	2,028,200
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,324,820
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,162,601
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,502,150
Colorado Health Facilities Authority Revenue (Adventist
Health/Sunbelt) 5.125% 11/15/24-16	75,000	88,207
Colorado School Mines Auxillary Facilities
5.00% 12/1/37-12 (AMBAC)	2,705,000	3,035,984
Colorado Springs Revenue (Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,628,416
E-470 Public Highway Authority
Series A 5.75% 9/1/35-10 (MBIA)	3,100,000	3,367,251
El Paso County Certificates of Participation (Judicial
Building Project) Series A 5.00% 12/1/27-12 (AMBAC)	2,000,000	2,224,580
El Paso County School District #49 (Falcon)
5.50% 12/1/21-11 (FGIC)	2,000,000	2,217,720
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,984,805
Garfield Pitkin & Eagle County School District #1
(Roaring Fork County) Series A 5.00% 12/15/27-14 (FSA)	1,500,000	1,730,220
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,908,050

26

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
North Range Metropolitan District #1
7.25% 12/15/31-11	$3,390,000	$3,878,262
Northwest Parkway Public Highway Authority
Series A 5.25% 6/15/41-11 (FSA)	11,100,000	12,194,126
Pueblo County Certificates of Participation
6.50% 12/1/24-10	5,460,000	5,964,777
Puerto Rico Commonwealth
Series A 5.25% 7/1/30-16	1,235,000	1,468,390
Series B 5.00% 7/1/35-16	310,000	363,398
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/40-15	2,500,000	2,903,500
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,172
University of Colorado Hospital Authority Revenue
Series A 5.60% 11/15/31-11	3,650,000	3,986,603
		79,267,172
Special Tax Revenue Bonds – 6.02%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (FSA)	2,040,000	2,141,062
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,128,000
Loveland Special Improvements District #1 7.50% 7/1/29	4,980,000	5,474,762
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	597,313
5.35% 12/1/31	720,000	428,033
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	953,430
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	1,200,000	916,164
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,301,080
		13,939,844
State General Obligation Bonds – 3.70%
Rico Commonwealth
Series A 5.25% 7/1/30	765,000	650,686
Series B 5.00% 7/1/35	190,000	151,056

27

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/14	$1,000,000	$963,520
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,602,266
5.25% 7/1/21	4,000,000	3,636,599
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,567,120
		8,571,247
Transportation Revenue Bonds – 2.51%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (MBIA)	2,000,000	2,017,700
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,798,440
		5,816,140
Water & Sewer Revenue Bonds – 1.74%
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (FSA)	1,000,000	1,044,330
Ute Water Conservancy District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	2,983,143
		4,027,473
Total Municipal Bonds (cost $234,554,990)		228,150,532

	Number of shares
Short Term-Investment – 0.14%
Money Market Instrument – 0.14%
Dreyfus Cash Management Fund	340,264	340,264
Total Short-Term Investment (cost $340,264)		340,264

Total Value of Securities – 98.61%
(cost $234,895,254)		228,490,796
Receivables and Other Assets
Net of Liabilities – 1.39%		3,212,969
Net Assets Applicable to 22,893,552
Shares Outstanding – 100.00%		$231,703,765

28

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($218,943,351 / 21,635,089 Shares)	$10.12
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($3,173,111 / 313,330 Shares)	$10.13
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($9,587,303 / 945,133 Shares)	$10.14

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$246,899,640
Undistributed net investment income	2,866
Accumulated net realized loss on investments	(8,794,283)
Net unrealized depreciation of investments	(6,404,458)
Total net assets	$231,703,765

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $3,097,014, which represented 1.34% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

29

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.12
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

30

Delaware Tax-Free Idaho Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.89%
Corporate Revenue Bonds – 5.45%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$965,000	$966,969
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	1,745,905
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,236,014
		4,948,888
Education Revenue Bonds – 11.20%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	539,850
5.375% 4/1/22 (FGIC)	15,000	15,515
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,266,810
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,596,179
Series A 5.00% 4/1/39	1,000,000	973,160
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,179,189
5.00% 4/1/23 (FSA)	2,115,000	2,148,522
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,195,207
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,085,000
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	180,643
		10,180,075
Electric Revenue Bonds – 1.10%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,001,270
		1,001,270
Escrowed to Maturity Bonds – 2.05%
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,860,302
		1,860,302
Health Care Revenue Bonds – 6.00%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	605,438
5.45% 7/15/23	2,000,000	1,792,580

31

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	$1,000,000	$1,000,740
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,023,760
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,033,270
		5,455,788
Housing Revenue Bonds – 6.86%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	25,000	25,032
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	30,000	30,046
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,013
Series B 6.45% 7/1/15 (AMT)	15,000	15,019
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,017
Series E 6.35% 7/1/15 (FHA) (AMT)	25,000	25,029
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	115,000	115,124
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	840,000	761,023
Series C Class III 5.35% 1/1/25 (AMT)	270,000	261,023
Series D Class III 5.45% 7/1/23 (AMT)	900,000	903,033
Series E Class III 4.875% 1/1/26 (AMT)	1,345,000	1,236,700
Series E Class III 5.00% 1/1/28 (AMT)	925,000	877,955
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	967,040
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization 5.125% 12/1/27	1,000,000	992,180
		6,229,234
Lease Revenue Bonds – 5.49%
Blaine School District #61 Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	775,515
Boise City Certificate of Participation
5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,015,055
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	500,910
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	933,560
Series B 5.00% 9/1/21 (MBIA)	750,000	762,900
		4,987,940

32

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 25.82%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
4.75% 2/15/20	$1,000,000	$1,069,500
5.00% 7/30/20	600,000	634,860
5.125% 7/30/19	1,005,000	1,072,305
5.50% 7/30/16	1,305,000	1,537,225
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,177,467
5.00% 8/15/16	1,100,000	1,233,122
Boise City Independent School District
5.00% 8/1/24 (FSA)	1,500,000	1,581,990
Canyon County Idaho School District # 132 (Caldwell)
5.00% 7/30/15 (FGIC) (MBIA)	2,000,000	2,194,380
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,876,041
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,940,447
Idaho Board Bank Authority Revenue
Series B 5.00% 9/15/28	1,000,000	1,010,210
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,170,719
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,560,783
Power & Cassia Counties Joint School District #381
(American Falls) 5.00% 8/1/17	1,155,000	1,231,288
Twin Falls County Idaho School District #413 (Filer)
5.25% 9/15/25	2,000,000	2,167,040
		23,457,377
§Pre-Refunded Bonds – 15.75%
Ada & Canyon Counties Joint School District # 2
Meridan (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,728,585
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,106,790
5.375% 4/1/22-12 (FGIC)	985,000	1,097,595
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,108,200
Series G 5.00% 7/1/33-13	1,310,000	1,485,868
Series Y 5.00% 7/1/36-16	1,250,000	1,465,313
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,100,991

33

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	$1,000,000	$1,131,190
Series NN 5.125% 7/1/29-13	500,000	570,069
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,139,240
University of Idaho Revenue (Student Fee Housing
Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,374,265
		14,308,106
Special Tax Revenue Bonds – 7.29%
Boise Urban Renewal Agency Parking
Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,315,000	1,316,459
Series B 6.125% 9/1/15	1,075,000	1,076,193
Bonner County Local Improvement District #93-1
6.50% 4/30/10	60,000	60,127
Coeur D’Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,921
Series 1996 6.05% 7/1/10	90,000	90,951
Series 1997 6.10% 7/1/12	40,000	40,334
Series 1998 6.10% 7/1/14	45,000	45,291
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	612,139
5.00% 9/15/30 (MBIA)	725,000	727,240
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series W 5.50% 7/1/15	175,000	172,232
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	835,110
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	446,800
5.25% 10/1/21	500,000	436,820
5.25% 10/1/24	800,000	674,048
		6,619,665
State General Obligation Bonds – 2.65%
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	1,815,000	1,507,956
5.25% 7/1/22	1,000,000	901,070
		2,409,026

34

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 4.66%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (MBIA)	$2,000,000	$2,083,680
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,592,925
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/33	690,000	553,559
		4,230,164
Water & Sewer Revenue Bonds – 3.57%
Idaho Bond Bank Authority Revenue Series C
5.375% 9/1/16	1,000,000	1,022,830
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,218,739
		3,241,569
Total Municipal Bonds (cost $89,222,751)		88,929,404

	Number of shares
Short-Term Investment – 1.99%
Money Market Instrument – 1.99%
Dreyfus Cash Management Fund	1,808,356	1,808,356
Total Short-Term Investment (cost $1,808,356)		1,808,356

Total Value of Securities – 99.88%
(cost $91,031,107)		90,737,760
Receivables and Other Assets
Net of Liabilities – 0.12%		106,786
Net Assets Applicable to 8,193,690
Shares Outstanding – 100.00%		$90,844,546

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($74,448,311 / 6,713,603 Shares)		$11.09
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($4,455,559 / 402,536 Shares)		$11.07
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($11,940,676 / 1,077,551 Shares)		$11.08

35

Statements of net assets
Delaware Tax-Free Idaho Fund

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$91,441,146
Distributions in excess of net investment income	(11,699)
Accumulated net realized loss on investments	(291,554)
Net unrealized depreciation of investments	(293,347)
Total net assets	$90,844,546

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to the Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.09
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

36

Delaware Tax-Free New York Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.99%
Corporate Revenue Bonds – 4.48%
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$298,026
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	502,430
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	204,485
		1,004,941
Education Revenue Bonds – 15.75%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	152,063
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing) Series A
5.75% 8/1/30 (AMBAC)	200,000	200,852
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	506,290
Madison County Industrial Development Agency Civic
Facility Revenue (Colgate University Project) Series A
5.00% 7/1/39 (MBIA)	400,000	383,708
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	519,834
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	485,755
Un-Refunded Series B 7.50% 5/15/11	125,000	138,618
•Series B 5.25% 11/15/23	250,000	264,813
New York State Dormitory Authority Revenue
Non-State Supported Debt
(New York University) Series A 5.25% 7/1/48	400,000	390,800
(Teachers College) 5.50% 3/1/39	250,000	252,585
Δ(University of Rochester) Series A-2 4.375% 7/1/20	250,000	235,540
		3,530,858
Electric Revenue Bonds – 3.52%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	361,424
Series B 5.75% 4/1/33	250,000	258,495
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	190,000	169,007
		788,926

37

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 7.06%
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	$200,000	$123,532
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	451,016
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	222,217
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	440,365
New York Dormitory Authority Revenue
Non-State Supported Debt
(Orange Regional Medical Center) 6.125% 12/1/29	175,000	131,142
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	215,766
		1,584,038
Housing Revenue Bonds – 0.95%
New York City Multifamily Housing Development Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	213,845
		213,845
Lease Revenue Bonds – 4.64%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	254,255
Nassau County Tobacco Settlement (Asset-Backed)
Series A-3 5.125% 6/1/46	125,000	77,123
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	203,648
5.50% 6/1/21	500,000	506,100
		1,041,126
Local General Obligation Bonds – 2.83%
New York City
Series D 5.00% 11/1/34	125,000	117,149
Subordinated Series C-1 5.00% 10/1/19	500,000	518,175
		635,324
§Pre-Refunded Bonds – 19.84%
Albany Parking Authority Revenue Series A
5.625% 7/15/25-11	280,000	311,847
Metropolitan Transportation Authority Revenue
(Dedicated Tax) Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,059,889
New York City Series J 5.25% 6/1/28-13	310,000	355,840

38

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	$500,000	$578,095
Series B 7.50% 5/15/11-09	130,000	136,500
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	572,708
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,292
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	565,595
Series NN 5.125% 7/1/29-13	600,000	684,086
		4,448,852
Special Tax Revenue Bonds – 19.72%
New York City Transitional Finance Authority Revenue
(Building Aid Revenue Fiscal 2009)
Series S-3 5.25% 1/15/39	250,000	242,293
(Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	554,790
New York City Trust for Cultural Resources Revenue
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	247,355
New York Dormitory Authority State Personal
Income Tax Revenue
Series A 5.00% 3/15/38	500,000	487,275
Series C 5.00% 3/15/15	250,000	282,250
New York Dormitory Authority Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (FSA)	500,000	557,484
New York Sales Tax Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	500,000	517,945
New York State Urban Development Revenue
State Personal Income Tax
Series A-1 5.00% 12/15/22	250,000	264,420
Series B-1 5.00% 3/15/36	250,000	244,910
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	239,490
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	325,000	271,411
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	511,635
		4,421,258

39

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 2.54%
New York State Series A 5.00% 3/1/38	$500,000	$489,500
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	79,531
		569,031
Transportation Revenue Bonds – 13.55%
Albany Parking Authority Revenue Series A
5.625% 7/15/25	220,000	218,704
Metropolitan Transportation Authority Revenue
•Series A 5.00% 11/15/27	200,000	209,558
Series C 6.50% 11/15/28	200,000	220,982
Series F 5.00% 11/15/15	150,000	160,785
New York City Industrial Development Agency Special
Airport Facilities (JFK Airs Project) Series A
5.50% 7/1/28 (AMT)	500,000	331,165
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (MBIA)	500,000	548,305
5.00% 1/1/15 (MBIA)	250,000	276,330
Onondaga County Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	397,050
Port Authority New York & New Jersey (Consolidated-One
Hundred Fifty-Third) 5.00% 7/15/35	250,000	249,260
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	207,676
•Subordinated Series B-1 5.00% 11/15/25	200,000	219,214
		3,039,029
Water & Sewer Revenue Bonds – 2.11%
New York City Municipal Finance Authority Water &
Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	213,562
(Second General Resolution) Series FF-2
5.50% 6/15/40	250,000	258,828
		472,390
Total Municipal Bonds (cost $21,808,672)		21,749,618

40

Principal amount		Value
Short-Term Investment – 2.23%
•Variable Rate Demand Note – 2.23%
New York City Industrial Development Agency Civic
Facility Revenue (New York Law School Project)
Series A 0.53% 7/1/36	$500,000	$500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 99.22%
(cost $22,308,672)		22,249,618
Receivables and Other Assets
Net of Liabilities – 0.78%		174,536
Net Assets Applicable to 2,243,570
Shares Outstanding – 100.00%		$22,424,154

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($17,688,616 / 1,768,888 Shares)		$10.00
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($1,169,818 / 117,253 Shares)		$ 9.98
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($3,565,720 / 357,429 Shares)		$ 9.98

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$22,704,433
Distributions in excess of net investment income		(647)
Accumulated net realized loss on investments		(220,578)
Net unrealized depreciation of investments		(59,054)
Total net assets		$22,424,154

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
Δ	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

41

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.00
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

42

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$3,062,690	$2,112,163	$6,158,132

Expenses:
Management fees	313,134	222,286	630,632
Distribution expenses – Class A	138,136	77,223	271,526
Distribution expenses – Class B	39,750	28,426	17,166
Distribution expenses – Class C	36,173	67,824	45,832
Dividend disbursing and transfer agent
fees and expenses	26,673	20,294	58,700
Accounting and administration expenses	26,451	17,301	45,864
Legal fees	13,939	8,271	17,955
Registration fees	9,171	7,298	4,274
Audit and tax	9,071	7,855	11,909
Reports and statements to shareholders	8,044	4,874	14,801
Trustees’ fees	4,112	2,654	7,489
Pricing fees	4,046	3,874	4,513
Insurance fees	2,028	1,346	3,437
Custodian fees	1,468	1,123	3,208
Consulting fees	852	556	1,544
Trustees’ expenses	379	243	684
Dues and services	258	190	635
Taxes (other than taxes on income)	251	154	509
	633,936	471,792	1,140,678
Less fees waived	(104,657)	(42,291)	(37,885)
Less expense paid indirectly	(58)	—	—
Total operating expenses	529,221	429,501	1,102,793
Net Investment Income	2,533,469	1,682,662	5,055,339

Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(882,642)	(379,243)	(286,240)
Net change in unrealized appreciation/
depreciation of investments	(3,426,863)	(5,607,822)	(11,921,658)
Net Realized and Unrealized Loss
on Investments	(4,309,505)	(5,987,065)	(12,207,898)

Net Decrease in Net Assets
Resulting from Operations	$(1,776,036)	$(4,304,403)	$(7,152,559)

See accompanying notes

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,103,030	$488,946

Expenses:
Management fees	235,924	54,289
Distribution expenses – Class A	87,851	19,709
Distribution expenses – Class B	22,691	6,487
Distribution expenses – Class C	55,007	13,098
Dividend disbursing and transfer agent
fees and expenses	18,899	7,328
Accounting and administration expenses	17,145	3,948
Legal fees	8,250	536
Audit and tax	7,705	2,026
Reports and statements to shareholders	5,167	5,982
Pricing fees	3,826	153
Trustees’ fees	2,782	629
Registration fees	2,532	4,797
Insurance fees	1,479	2,787
Custodian fees	806	293
Consulting fees	388	120
Trustees’ expenses	288	56
Dues and services	224	39
Taxes (other than taxes on income)	—	26
	470,964	122,303
Less fees waived	(39,726)	(23,557)
Less expense paid indirectly	(11)	(82)
Total operating expenses	431,227	98,664
Net Investment Income	1,671,803	390,282

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	17,280	4,181
Net change in unrealized appreciation/
depreciation of investments	(1,253,968)	(508,422)
Net Realized and Unrealized Loss
on Investments	(1,236,688)	(504,241)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$435,115	$(113,959)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,533,469	$5,547,803
Net realized loss on investments	(882,642)	(122,728)
Net change in unrealized
appreciation/depreciation of investments	(3,426,863)	(1,640,599)
Net increase (decrease) in net assets resulting
from operations	(1,776,036)	3,784,476

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,277,390)	(4,918,990)
Class B	(133,961)	(359,177)
Class C	(121,851)	(269,611)
	(2,533,202)	(5,547,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,670,006	14,751,087
Class B	20,166	343
Class C	484,559	2,945,439

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,139,733	2,407,736
Class B	69,256	184,069
Class C	77,969	174,113
	4,461,689	20,462,787

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(13,428,049)	$(19,237,873)
Class B	(1,808,614)	(2,845,303)
Class C	(2,177,769)	(1,815,293)
	(17,414,432)	(23,898,469)
Decrease in net assets derived from
capital share transactions	(12,952,743)	(3,435,682)
Net Decrease in Net Assets	(17,261,981)	(5,198,984)

Net Assets:
Beginning of period	140,453,218	145,652,202
End of period[1]	$123,191,237	$140,453,218

[1]Including undistributed net investment income	$267	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,682,662	$3,715,410
Net realized loss on investments	(379,243)	(461,721)
Net change in unrealized
appreciation/depreciation of investments	(5,607,822)	(1,438,134)
Net increase (decrease) in net assets resulting
from operations	(4,304,403)	1,815,555

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,336,698)	(2,975,104)
Class B	(101,690)	(272,986)
Class C	(242,631)	(467,320)
	(1,681,019)	(3,715,410)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,982,601	13,897,604
Class B	90,441	141,422
Class C	1,360,743	4,752,482

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	807,913	1,795,621
Class B	69,809	191,370
Class C	182,824	353,985
	8,494,331	21,132,484

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,792,733)	$(23,597,793)
Class B	(969,303)	(2,976,125)
Class C	(2,579,137)	(3,278,508)
	(12,341,173)	(29,852,426)
Decrease in net assets derived from
capital share transactions	(3,846,842)	(8,719,942)
Net Decrease in Net Assets	(9,832,264)	(10,619,797)

Net Assets:
Beginning of period	88,753,994	99,373,791
End of period[1]	$78,921,730	$88,753,994

[1]Including undistributed net investment income	$2,943	$1,300

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,055,339	$10,555,283
Net realized loss on investments	(286,240)	(620,603)
Net change in unrealized
appreciation/depreciation of investments	(11,921,658)	(1,307,241)
Net increase (decrease) in net assets resulting
from operations	(7,152,559)	8,627,439

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,833,338)	(10,088,211)
Class B	(63,498)	(155,100)
Class C	(169,520)	(340,507)
	(5,066,356)	(10,583,818)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,308,154	10,216,326
Class B	1,085	19
Class C	857,896	1,027,663

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,098,322	6,399,592
Class B	28,004	72,523
Class C	116,569	231,599
	11,410,030	17,947,722

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(14,551,214)	$(26,823,353)
Class B	(624,343)	(1,411,740)
Class C	(738,738)	(1,502,110)
	(15,914,295)	(29,737,203)
Decrease in net assets derived from
capital share transactions	(4,504,265)	(11,789,481)
Net Decrease in Net Assets	(16,723,180)	(13,745,860)

Net Assets:
Beginning of period	248,426,945	262,172,805
End of period[1]	$231,703,765	$248,426,945

[1]Including undistributed net investment income	$2,866	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,671,803	$3,256,157
Net realized gain on investments	17,280	75,661
Net change in unrealized
appreciation/depreciation of investments	(1,253,968)	(89,235)
Net increase in net assets resulting
from operations	435,115	3,242,583

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,416,131)	(2,732,459)
Class B	(74,447)	(170,938)
Class C	(180,386)	(349,960)
	(1,670,964)	(3,253,357)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,782,307	8,896,373
Class B	11,946	12
Class C	1,352,696	1,462,472

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	923,122	1,765,961
Class B	54,496	115,322
Class C	114,189	215,873
	9,238,756	12,456,013

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,535,232)	$(8,346,549)
Class B	(635,614)	(1,000,259)
Class C	(837,421)	(1,717,154)
	(6,008,267)	(11,063,962)
Increase in net assets derived from
capital share transactions	3,230,489	1,392,051
Net Increase in Net Assets	1,994,640	1,381,277

Net Assets:
Beginning of period	88,849,906	87,468,629
End of period[1]	$90,844,546	$88,849,906

[1]Including distributions in excess of
net investment income	$(11,699)	$(11,301)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$390,282	$718,580
Net realized gain (loss) on investments	4,181	(59,331)
Net change in unrealized
appreciation/depreciation of investments	(508,422)	64,192
Net increase (decrease) in net assets resulting
from operations	(113,959)	723,441

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(324,449)	(591,360)
Class B	(21,855)	(58,984)
Class C	(43,973)	(68,233)
	(390,277)	(718,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,545,079	1,725,009
Class B	4,280	15,697
Class C	1,916,775	773,501

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	184,890	340,675
Class B	13,379	34,201
Class C	21,021	26,265
	6,685,424	2,915,348

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(1,956,393)	$(1,537,264)
Class B	(345,614)	(674,159)
Class C	(392,534)	(883,325)
	(2,694,541)	(3,094,748)
Increase (decrease) in net assets derived from
capital share transactions	3,990,883	(179,400)
Net Increase (Decrease) in Net Assets	3,486,647	(174,536)

Net Assets:
Beginning of period	18,937,507	19,112,043
End of period[1]	$22,424,154	$18,937,507

[1]Including distributions in excess of
net investment income	$(647)	$(652)

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.930	$11.070	$11.350	$11.560	$11.410	$11.160

0.214	0.444	0.465	0.467	0.468	0.469
(0.300)	(0.140)	(0.280)	(0.210)	0.174	0.308
(0.086)	0.304	0.185	0.257	0.642	0.777

(0.214)	(0.444)	(0.465)	(0.467)	(0.468)	(0.469)
—	—	—	—	(0.024)	(0.058)
(0.214)	(0.444)	(0.465)	(0.467)	(0.492)	(0.527)

$10.630	$10.930	$11.070	$11.350	$11.560	$11.410

(0.74% )	2.78%	1.63%	2.31%	5.74%	7.09%

$108,716	$122,027	$125,636	$131,468	$134,874	$122,436
0.75%	0.75%	0.76%	0.76%	0.80%	0.90%

0.92%	0.91%	0.91%	0.91%	0.91%	0.90%
4.13%	4.02%	4.11%	4.12%	4.07%	4.14%

3.96%	3.86%	3.96%	3.97%	3.96%	4.14%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.940	$11.070	$11.360	$11.570	$11.420	$11.170

0.175	0.361	0.380	0.382	0.382	0.384
(0.310)	(0.130)	(0.290)	(0.210)	0.174	0.308
(0.135)	0.231	0.090	0.172	0.556	0.692

(0.175)	(0.361)	(0.380)	(0.382)	(0.382)	(0.384)
—	—	—	—	(0.024)	(0.058)
(0.175)	(0.361)	(0.380)	(0.382)	(0.406)	(0.442)

$10.630	$10.940	$11.070	$11.360	$11.570	$11.420

(1.20% )	2.10%	0.78%	1.54%	4.95%	6.28%

$7,597	$9,620	$12,407	$16,413	$19,005	$13,355
1.50%	1.50%	1.51%	1.51%	1.55%	1.65%

1.67%	1.66%	1.66%	1.66%	1.66%	1.65%
3.38%	3.27%	3.36%	3.37%	3.32%	3.39%

3.21%	3.11%	3.21%	3.22%	3.21%	3.39%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.960	$11.090	$11.380	$11.580	$11.430	$11.180

0.175	0.361	0.380	0.381	0.382	0.384
(0.310)	(0.130)	(0.290)	(0.200)	0.174	0.308
(0.135)	0.231	0.090	0.181	0.556	0.692

(0.175)	(0.361)	(0.380)	(0.381)	(0.382)	(0.384)
—	—	—	—	(0.024)	(0.058)
(0.175)	(0.361)	(0.380)	(0.381)	(0.406)	(0.442)

$10.650	$10.960	$11.090	$11.380	$11.580	$11.430

(1.20% )	2.09%	0.77%	1.63%	4.94%	6.27%

$6,878	$8,806	$7,609	$8,117	$8,591	$6,651
1.50%	1.50%	1.51%	1.51%	1.55%	1.65%

1.67%	1.66%	1.66%	1.66%	1.66%	1.65%
3.38%	3.27%	3.36%	3.37%	3.32%	3.39%

3.21%	3.11%	3.21%	3.22%	3.21%	3.39%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.800	$11.010	$11.400	$11.490	$11.110	$10.750

0.216	0.449	0.454	0.450	0.462	0.518
(0.710)	(0.210)	(0.390)	(0.090)	0.380	0.360
(0.494)	0.239	0.064	0.360	0.842	0.878

(0.216)	(0.449)	(0.454)	(0.450)	(0.462)	(0.518)
(0.216)	(0.449)	(0.454)	(0.450)	(0.462)	(0.518)

$10.090	$10.800	$11.010	$11.400	$11.490	$11.110

(4.54% )	2.21%	0.51%	3.24%	7.72%	8.34%

$60,647	$67,174	$76,537	$75,995	$60,744	$24,797
0.88%	0.88%	0.89%	0.88%	0.84%	0.50%

0.98%	0.97%	0.97%	0.97%	1.06%	0.96%
4.33%	4.11%	3.98%	3.97%	4.03%	4.72%

4.23%	4.02%	3.90%	3.88%	3.81%	4.26%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.840	$11.060	$11.440	$11.530	$11.160	$10.790

0.178	0.367	0.368	0.365	0.377	0.436
(0.700)	(0.220)	(0.380)	(0.090)	0.370	0.370
(0.522)	0.147	(0.012)	0.275	0.747	0.806

(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)
(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)

$10.140	$10.840	$11.060	$11.440	$11.530	$11.160

(4.78% )	1.34%	(0.15% )	2.46%	6.80%	7.60%

$5,333	$6,589	$9,384	$14,918	$18,254	$14,530
1.63%	1.63%	1.64%	1.63%	1.59%	1.25%

1.73%	1.72%	1.72%	1.72%	1.81%	1.71%
3.58%	3.36%	3.23%	3.22%	3.28%	3.97%

3.48%	3.27%	3.15%	3.13%	3.06%	3.51%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.810	$11.030	$11.420	$11.500	$11.130	$10.760

0.178	0.367	0.368	0.365	0.377	0.436
(0.700)	(0.220)	(0.390)	(0.080)	0.370	0.370
(0.522)	0.147	(0.022)	0.285	0.747	0.806

(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)
(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)

$10.110	$10.810	$11.030	$11.420	$11.500	$11.130

(4.80% )	1.35%	(0.24% )	2.56%	6.81%	7.62%

$12,942	$14,991	$13,453	$12,768	$9,756	$5,595
1.63%	1.63%	1.64%	1.63%	1.59%	1.25%

1.73%	1.72%	1.72%	1.72%	1.81%	1.71%
3.58%	3.36%	3.23%	3.22%	3.28%	3.97%

3.48%	3.27%	3.15%	3.13%	3.06%	3.51%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.640	$10.730	$11.040	$11.200	$11.070	$10.830

0.223	0.448	0.464	0.488	0.495	0.510
(0.520)	(0.089)	(0.310)	(0.160)	0.130	0.240
(0.297)	0.359	0.154	0.328	0.625	0.750

(0.223)	(0.449)	(0.464)	(0.488)	(0.495)	(0.510)
(0.223)	(0.449)	(0.464)	(0.488)	(0.495)	(0.510)

$10.120	$10.640	$10.730	$11.040	$11.200	$11.070

(2.76% )	3.38%	1.38%	3.03%	5.78%	7.04%

$218,944	$234,630	$246,695	$258,773	$270,149	$276,534
0.92%	0.93%	0.94%	0.93%	0.94%	0.95%

0.95%	0.95%	0.96%	0.94%	0.94%	0.95%
4.44%	4.16%	4.22%	4.43%	4.46%	4.63%

4.41%	4.14%	4.20%	4.42%	4.46%	4.63%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.640	$10.730	$11.050	$11.200	$11.080	$10.830

0.185	0.367	0.382	0.405	0.412	0.427
(0.510)	(0.089)	(0.320)	(0.150)	0.120	0.250
(0.325)	0.278	0.062	0.255	0.532	0.677

(0.185)	(0.368)	(0.382)	(0.405)	(0.412)	(0.427)
(0.185)	(0.368)	(0.382)	(0.405)	(0.412)	(0.427)

$10.130	$10.640	$10.730	$11.050	$11.200	$11.080

(3.03% )	2.60%	0.53%	2.35%	4.89%	6.34%

$3,173	$3,961	$5,326	$8,221	$10,370	$12,411
1.67%	1.68%	1.69%	1.68%	1.69%	1.70%

1.70%	1.70%	1.71%	1.69%	1.69%	1.70%
3.69%	3.41%	3.47%	3.68%	3.71%	3.88%

3.66%	3.39%	3.45%	3.67%	3.71%	3.88%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.660	$10.750	$11.070	$11.220	$11.090	$10.850

0.185	0.367	0.382	0.405	0.413	0.427
(0.520)	(0.089)	(0.320)	(0.150)	0.130	0.240
(0.335)	0.278	0.062	0.255	0.543	0.667

(0.185)	(0.368)	(0.382)	(0.405)	(0.413)	(0.427)
(0.185)	(0.368)	(0.382)	(0.405)	(0.413)	(0.427)

$10.140	$10.660	$10.750	$11.070	$11.220	$11.090

(3.12% )	2.60%	0.53%	2.34%	4.99%	6.23%

$9,587	$9,836	$10,152	$9,971	$9,170	$9,579
1.67%	1.68%	1.69%	1.68%	1.69%	1.70%

1.70%	1.70%	1.71%	1.69%	1.69%	1.70%
3.69%	3.41%	3.47%	3.68%	3.71%	3.88%

3.66%	3.39%	3.45%	3.67%	3.71%	3.88%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.260	$11.260	$11.450	$11.630	$11.490	$11.140

0.216	0.437	0.448	0.449	0.452	0.478
(0.170)	—	(0.190)	(0.180)	0.140	0.353
0.046	0.437	0.258	0.269	0.592	0.831

(0.216)	(0.437)	(0.448)	(0.449)	(0.452)	(0.481)
(0.216)	(0.437)	(0.448)	(0.449)	(0.452)	(0.481)

$11.090	$11.260	$11.260	$11.450	$11.630	$11.490

0.47%	3.93%	2.27%	2.40%	5.25%	7.58%

$74,448	$72,237	$69,931	$62,808	$60,554	$55,572
0.87%	0.85%	0.86%	0.85%	0.87%	0.97%

0.96%	0.96%	0.98%	0.98%	0.98%	0.97%
4.02%	3.87%	3.92%	3.95%	3.92%	4.21%

3.93%	3.76%	3.80%	3.82%	3.81%	4.21%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.240	$11.430	$11.610	$11.480	$11.130

0.176	0.353	0.363	0.364	0.366	0.393
(0.170)	—	(0.190)	(0.180)	0.130	0.353
0.006	0.353	0.173	0.184	0.496	0.746

(0.176)	(0.353)	(0.363)	(0.364)	(0.366)	(0.396)
(0.176)	(0.353)	(0.363)	(0.364)	(0.366)	(0.396)

$11.070	$11.240	$11.240	$11.430	$11.610	$11.480

0.10%	3.17%	1.51%	1.64%	4.39%	6.79%

$4,456	$5,123	$6,003	$7,892	$10,911	$13,044
1.62%	1.60%	1.61%	1.60%	1.62%	1.72%

1.71%	1.71%	1.73%	1.73%	1.73%	1.72%
3.27%	3.12%	3.17%	3.20%	3.17%	3.46%

3.18%	3.01%	3.05%	3.07%	3.06%	3.46%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.250	$11.250	$11.440	$11.630	$11.490	$11.130

0.176	0.352	0.363	0.364	0.366	0.393
(0.170)	—	(0.190)	(0.190)	0.140	0.362
0.006	0.352	0.173	0.174	0.506	0.755

(0.176)	(0.352)	(0.363)	(0.364)	(0.366)	(0.395)
(0.176)	(0.352)	(0.363)	(0.364)	(0.366)	(0.395)

$11.080	$11.250	$11.250	$11.440	$11.630	$11.490

0.10%	3.16%	1.51%	1.56%	4.47%	6.87%

$11,941	$11,490	$11,535	$13,430	$15,678	$15,041
1.62%	1.60%	1.61%	1.60%	1.62%	1.72%

1.71%	1.71%	1.73%	1.73%	1.73%	1.72%
3.27%	3.12%	3.17%	3.20%	3.17%	3.46%

3.18%	3.01%	3.05%	3.07%	3.06%	3.46%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.300	$10.300	$10.550	$10.700	$10.470	$10.220

0.200	0.411	0.435	0.449	0.453	0.479
(0.300)	—	(0.250)	(0.150)	0.230	0.250
(0.100)	0.411	0.185	0.299	0.683	0.729

(0.200)	(0.411)	(0.435)	(0.449)	(0.453)	(0.479)
(0.200)	(0.411)	(0.435)	(0.449)	(0.453)	(0.479)

$10.000	$10.300	$10.300	$10.550	$10.700	$10.470

(0.92% )	4.04%	1.75%	2.90%	6.65%	7.26%

$17,688	$15,340	$14,817	$13,519	$13,153	$11,523
0.85%	0.85%	0.79%	0.65%	0.66%	0.50%

1.09%	1.09%	1.10%	1.09%	1.12%	1.02%
4.09%	3.97%	4.13%	4.28%	4.29%	4.60%

3.85%	3.73%	3.82%	3.84%	3.83%	4.08%
12%	28%	14%	20%	13%	26%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.270	$10.280	$10.530	$10.670	$10.450	$10.200

0.164	0.333	0.357	0.370	0.374	0.401
(0.290)	(0.010)	(0.250)	(0.140)	0.220	0.250
(0.126)	0.323	0.107	0.230	0.594	0.651

(0.164)	(0.333)	(0.357)	(0.370)	(0.374)	(0.401)
(0.164)	(0.333)	(0.357)	(0.370)	(0.374)	(0.401)

$9.980	$10.270	$10.280	$10.530	$10.670	$10.450

(1.19% )	3.17%	0.99%	2.23%	5.77%	6.47%

$1,170	$1,549	$2,164	$2,858	$3,023	$2,858
1.60%	1.60%	1.54%	1.40%	1.41%	1.25%

1.84%	1.84%	1.85%	1.84%	1.87%	1.77%
3.34%	3.22%	3.38%	3.53%	3.54%	3.85%

3.10%	2.98%	3.07%	3.09%	3.08%	3.33%
12%	28%	14%	20%	13%	26%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.270	$10.280	$10.530	$10.670	$10.450	$10.200

0.164	0.333	0.357	0.370	0.376	0.401
(0.290)	(0.010)	(0.250)	(0.140)	0.220	0.250
(0.126)	0.323	0.107	0.230	0.596	0.651

(0.164)	(0.333)	(0.357)	(0.370)	(0.376)	(0.401)
(0.164)	(0.333)	(0.357)	(0.370)	(0.376)	(0.401)

$9.980	$10.270	$10.280	$10.530	$10.670	$10.450

(1.19% )	3.17%	0.99%	2.23%	5.80%	6.47%

$3,566	$2,049	$2,131	$2,068	$886	$2,329
1.60%	1.60%	1.54%	1.40%	1.41%	1.25%

1.84%	1.84%	1.85%	1.84%	1.87%	1.77%
3.34%	3.22%	3.38%	3.53%	3.54%	3.85%

3.10%	2.98%	3.07%	3.09%	3.08%	3.33%
12%	28%	14%	20%	13%	26%

Notes to financial statements
Delaware multi-state funds	February 28, 2009 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

Notes to financial statements
Delaware multi-state funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective January 1, 2009,
operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.64%	0.65%	0.60%
Expiration date	12/31/09	12/31/09	12/31/09	12/31/09	12/31/09
Through December 31, 2008,
operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.68%	0.60%	0.60%
Expiration date	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,131	$2,106	$5,733	$2,145	$494

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$33,081	$27,890	$89,717	$34,306	$5,689
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	4,847	3,588	10,584	3,540	1,404
Distribution fees
payable to DDLP	32,336	26,034	52,004	26,726	7,010
Other expenses payable to
DMC and affiliates*	11,885	7,383	21,821	8,208	3,664

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware multi-state funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,828	$3,122	$8,973	$3,392	$796

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$6,902	$5,678	$6,928	$15,937	$6,127

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$994	$—	$—	$—	$305
Class B	683	858	2,858	952	430
Class C	8,988	5,186	28	177	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by each Fund.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$ 1,345,869	$ 8,025,857	$ 15,720,049	$ 7,556,190	$ 5,549,076
Sales	13,424,345	15,849,739	18,042,609	2,073,750	1,179,780

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$123,801,847	$84,159,306	$234,908,491	$91,000,223	$22,308,672
Aggregate
unrealized
appreciation	$4,143,429	$1,611,449	$10,763,835	$2,925,424	$910,523
Aggregate
unrealized
depreciation	(5,894,877)	(7,641,589)	(17,181,530)	(3,187,887)	(969,577)
Net unrealized
depreciation	$(1,751,448)	$(6,030,140)	$(6,417,695)	$(262,463)	$(59,054)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware multi-state funds

3. Investments (continued)

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Level 1	$114,789	$1,144,744	$340,264	$1,808,356	$—
Level 2	121,935,610	76,984,422	228,150,532	88,929,404	22,249,618
Level 3	—	—	—	—	—
Total	$122,050,399	$78,129,166	$228,490,796	$90,737,760	$22,249,618

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009 and the year ended August 31, 2008 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six months ended 2/28/09*
Tax-exempt income	$2,533,202	$1,681,019	$5,053,847	$1,670,964	$390,277
Ordinary income	—	—	12,509	—	—
Total	$2,533,202	$1,681,019	$5,066,356	$1,670,964	$390,277

Year ended 8/31/08
Tax-exempt income	$5,547,778	$3,715,410	$10,556,654	$3,253,357	$718,577
Ordinary income	—	—	27,164	—	—
Total	$5,547,778	$3,715,410	$10,583,818	$3,253,357	$718,577

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$127,901,846	$86,657,165	$246,899,640	$91,441,146	$22,704,433
Distributions
payable	(80,509)	(54,699)	(170,360)	(56,064)	(14,509)
Undistributed
tax-exempt
income	80,776	57,642	173,226	44,365	13,862
Realized gains
(losses) 9/1/08 –
2/28/09	(190,453)	(558,577)	(802,603)	2,660	(31,321)
Post-October
losses	(1,008,831)	(259,726)	(57,112)	—	(8,900)
Capital loss
carryforwards as
of 8/31/08	(1,760,144)	(889,935)	(7,921,331)	(325,098)	(180,357)
Unrealized
depreciation of
investments	(1,751,448)	(6,030,140)	(6,417,695)	(262,463)	(59,054)
Net assets	$123,191,237	$78,921,730	$231,703,765	$90,844,546	$22,424,154

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following year.

Notes to financial statements
Delaware multi-state funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2009, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Tax-Free	Tax-Free
	Colorado Fund	Idaho Fund
Undistributed (distributions in excess of)
net investment income	$13,883	$(1,237)
Accumulated net realized
gain (loss)	(13,883)	1,237

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2009	$—	$662,241	$1,044,895	$77,838	$165,428
2010	—	—	—	166,949	—
2011	78,759	6,039	—	—	—
2012	1,681,385	—	4,571,043	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
2016	—	221,655	44,178	—	14,929
Total	$1,760,144	$889,935	$7,921,331	$325,098	$180,357

For the six months ended February 28, 2009, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$(190,453)	$(558,577)	$(802,603)	$2,660	$(31,321)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/30/08	2/28/09	8/30/08	2/28/09	8/30/08
Shares sold:
Class A	256,211	1,334,775	597,013	1,269,777	722,775	948,236
Class B	1,942	31	8,984	12,972	107	1
Class C	45,692	266,518	135,140	433,780	84,569	95,653

Shares issued upon reinvestment of dividends and distributions:
Class A	109,117	217,919	80,657	164,369	307,378	594,257
Class B	6,625	16,633	6,938	17,433	2,775	6,724
Class C	7,440	15,736	18,217	32,379	11,539	21,454
	427,027	1,851,612	846,949	1,930,710	1,129,143	1,666,325

Shares repurchased:
Class A	(1,300,805)	(1,740,104)	(891,097)	(2,161,501)	(1,451,405)	(2,487,354)
Class B	(173,825)	(257,420)	(97,629)	(271,127)	(61,601)	(130,940)
Class C	(211,246)	(164,512)	(259,480)	(299,668)	(73,471)	(139,008)
	(1,685,876)	(2,162,036)	(1,248,206)	(2,732,296)	(1,586,477)	(2,757,302)
Net decrease	(1,258,849)	(310,424)	(401,257)	(801,586)	(457,334)	(1,090,977)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/09	8/30/08	2/28/09	8/30/08
Shares sold:
Class A	627,030	787,130	460,307	166,604
Class B	1,123	1	440	1,496
Class C	123,145	128,677	197,268	74,906

Shares issued upon reinvestment of dividends and distributions:
Class A	85,341	155,988	18,788	32,892
Class B	5,049	10,201	1,363	3,309
Class C	10,573	19,082	2,138	2,539
	852,261	1,101,079	680,304	281,746

Shares repurchased:
Class A	(414,390)	(736,838)	(199,771)	(148,374)
Class B	(59,477)	(88,298)	(35,344)	(64,544)
Class C	(77,321)	(151,455)	(41,395)	(85,398)
	(551,188)	(976,591)	(276,510)	(298,316)
Net increase
(decrease)	301,073	124,488	403,794	(16,570)

Notes to financial statements
Delaware multi-state funds

6. Capital Shares (continued)

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 95 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	43,097	43,097	$445,201	29,536	29,541	$328,168
Delaware Tax-Free
California Fund	52,920	53,139	515,990	79,561	79,848	881,603
Delaware Tax-Free
Colorado Fund	10,206	10,206	99,945	88,870	88,933	958,664
Delaware Tax-Free
Idaho Fund	23,989	23,943	256,873	43,828	43,749	496,288
Delaware Tax-Free
New York Fund	14,684	14,653	140,684	14,375	14,339	148,612

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding at any time during the period ended February 28, 2009.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At February 28, 2009, the percentage of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
59.06%	38.73%	45.25%	43.31%	21.20%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware multi-state funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2009